                                        CORE
                                        EQUITY FUND
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                           RETAIL SHARES
                                        PROSPECTUS






                                        May 15, 2000
                                        The Securities and Exchange Commission
                                        has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.


                                        [LOGO] HIGHMARK-SM-
                                               FUNDS

                                                                      PROSPECTUS


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HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of the HighMark Core Equity Fund that you should know before investing. The Fund also offers a class of Shares called Fiduciary Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

FUND PROFILE
Core Equity Fund .........................................2

SHAREOWNER GUIDE - HOW TO INVEST IN THE FUND
Choosing a Share Class ...................................4
How Sales Charges Are Calculated .........................4
Sales Charge Reductions and Waivers ......................5
Fees for Distribution of Shares ..........................6
Opening an Account .......................................6
Buying Shares ............................................7
Selling Shares ...........................................7
Exchanging Shares ........................................8
Transaction Policies .....................................9
Dividends and Distributions ..............................9
Taxes ....................................................9
Investor Services .......................................10

MORE ABOUT THE FUND
Investment Management ...................................11
Financial Highlights ....................................11
Investment Practices ....................................12
Glossary of Investment Risks ............................15

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The HighMark Core Equity Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK CORE EQUITY FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

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[ICON] FUND SUMMARY                  [ICON] PERFORMANCE INFORMATION

[ICON] INVESTMENT STRATEGY           [ICON] DID YOU KNOW?

[ICON] WHAT ARE THE MAIN             [ICON] FUND INFORMATION
       RISKS OF INVESTING
       IN THIS FUND?                 [ICON] FEES AND EXPENSES
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PROSPECTUS
 HIGHMARK FUNDS

2   CORE EQUITY FUND
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[ICON]   FUND SUMMARY

         INVESTMENT GOAL               To seek long-term capital appreciation
         -----------------------------------------------------------------------
         INVESTMENT FOCUS              U.S. common stocks
         -----------------------------------------------------------------------
         PRINCIPAL INVESTMENT          Attempts to identify companies with
         STRATEGY                      strong earnings growth selling
                                       at attractive values.
         -----------------------------------------------------------------------
         SHARE PRICE VOLATILITY        Moderate to high
         -----------------------------------------------------------------------
         INVESTOR PROFILE              Long-term investors seeking capital
                                       appreciation
         -----------------------------------------------------------------------

[ICON]   INVESTMENT STRATEGY

HighMark Core Equity Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests at least 65% of its assets in the stocks of U.S. companies with capitalizations similar to the S&P 500 Stock Index.

To choose stocks for the Fund, the portfolio managers follow a stock selection strategy utilizing a proprietary quantitative methodology and fundamental analysis. Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive valuations. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Further, the Fund is diversified over a broad cross section of economic sectors and industries. To help control risk, the managers compare the Fund's economic sector and industry weightings to a broad index, such as the Standard & Poor's (S&P) 500 Stock Index, and normally avoids extreme overweighting or underweighting relative to that index.

The Fund may invest in small capitalization companies but does not expect to invest more than 10% of its assets in such companies.

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 12.

[ICON] WHAT ARE THE MAIN
       RISKS OF INVESTING IN
       THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses -- the stocks of those companies with capitalization similar to those in the S&P 500 Index -- may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 15.

                                                                      PROSPECTUS


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[ICON] PERFORMANCE
       INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

[ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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SHAREHOLDER FEES
--------------------------------------------------------------
                                  CLASS A  CLASS B  CLASS C
                                  SHARES   SHARES   SHARES
Maximum Sales Charge (Load)
Imposed on Purchase (as a
percentage of offering price)*     5.50%     0%       0%

Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)**                      0%      5.00%    1.00%

Redemption Fee (as a percentage
of amount redeemed,
if applicable)***                   0%       0%       0%
--------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------
                                  CLASS A  CLASS B  CLASS C
                                  SHARES   SHARES   SHARES
Investment Advisory Fees           0.60%    0.60%    0.60%
Distribution and/or Service
(12b-1) Fees                       0.25%    0.75%    1.00%
Other Expenses+                    0.49%    0.49%    0.24%
                                   -----    -----    -----
  TOTAL ANNUAL FUND OPERATING
  EXPENSES                         1.34%    1.84%    1.84%
Fee Waivers                        0.15%     0%       0%
  TOTAL ANNUAL FUND OPERATING
  EXPENSES++                       1.19%    1.84%    1.84%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+Other expenses are based on estimated amounts for the current fiscal year.

++The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Class A Shares from exceeding 1.19% for the period beginning May 15, 2000 and ending on November 29, 2000. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.17%
         Class B Shares:   1.82%
         Class C Shares:   1.82%

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EXAMPLE:
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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR    3 YEARS
                                 ------    -------
CLASS A SHARES                    $665      $937

CLASS B SHARES
If you do not sell your shares:   $187      $579

If you sell your shares at
the end of the period:            $687      $879

CLASS C SHARES
If you do not sell your shares:   $187      $579

If you sell your shares at
the end of the period:            $287      $579

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[ICON]   FUND
         INFORMATION

         CLASS         CUSIP         TICKER
         ------------------------------------
         CLASS A       431112770     NA
         ------------------------------------
         CLASS B       431112762     NA
         ------------------------------------
         CLASS C       431112754     NA
         ------------------------------------

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[ICON]   DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those companies with market capitalizations within the range of those in the S&P 600 Small Cap Index.

MEDIUM CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those in the S&P 400 Mid-Cap Index.

LARGE CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those companies in the S&P 500 Index.

PROSPECTUS
 HIGHMARK FUNDS

4
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SHAREOWNER GUIDE -
HOW TO INVEST IN
THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider if the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

The Core Equity Fund offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares - Classes A, B and C - are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between the Fund's Class A, Class B and Class C Shares:

CLASS A

-  Front-end sales charges, as described below.

-  Distribution and service (12b-1) fees of 0.25%.

- Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

   - Orders for Class B Shares for $250,000 or more normally should be placed as orders for Class A Shares.

   - Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

   - Orders for Class B Shares or Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

CLASS B

-  No front-end sales charge.

-  Distribution and service (12b-1) fees of 0.75%.

-  A deferred sales charge, as described below.

- Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

CLASS C

-  No front-end sales charge.

-  Distribution and service (12b-1) fees of 1.00%.

-  A deferred sales charge, as described below.

- No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

FOR THE ESTIMATED EXPENSES OF EACH SHARE CLASS FOR THE CURRENT FISCAL YEAR, SEE THE FUND PROFILE EARLIER IN THIS PROSPECTUS.

BECAUSE 12b-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B AND CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE ON THEIR INITIAL INVESTMENT.

FOR INSTITUTIONAL INVESTORS ONLY: THE FUND ALSO OFFERS FIDUCIARY CLASS SHARES WHICH HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS B OR CLASS C SHARES.

HOW SALES CHARGES ARE CALCULATED

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares - Classes A, B and C - are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A, Class B and Class C Shares:

CLASS A SHARES: FRONT-END SALES CHARGE
EQUITY FUNDS

                               AS A              AS A
                           PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT           OFFERING PRICE    YOUR INVESTMENT
0 - $49,999                      5.50%             5.82%
$50,000 - $99,999                4.50%             4.71%
$100,000 - $249,999              3.75%             3.90%
$250,000 - $499,999              2.50%             2.56%
$500,000 - $999,999              2.00%             2.04%
$1,000,000 and Over              0.00%*            0.00%

*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%.

CLASS B AND CLASS C SHARES:
CONTINGENT DEFERRED SALES CHARGE

Class B Shares and Class C Shares are available at their net asset value per share, without any initial sales charge. If you sell Class B Shares within six years of buying them or Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the

                                                                      PROSPECTUS


                                                                               5
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tables below show, the CDSC declines over time and is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

The CDSC are as follows:

CLASS B SHARES

IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      5.00%
2nd year                      4.00%
3rd or 4th year               3.00%
5th year                      2.00%
6th year                      1.00%
7th and 8th year              0%


CLASS C SHARES

IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      1.00%
After 1st year                0%

Class B Shares will automatically convert to Class A Shares after eight years. Class C Shares do not convert to Class A Shares.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

CLASS C SHARES

Even though there is no front-end sales charge, the Distributor pays a commission equal to 1% of your purchase to your broker or financial institution. The Distributor receives any CDSC imposed when you sell your Class C Shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

- RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation.

- COMBINATION PRIVILEGE: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

- LETTER OF INTENT: If you plan to invest in Class A Shares of one HighMark Fund and, within a 13-month period, make an additional investment in Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make your additional investment in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

(1) Through reinvestment of dividend and capital gain distributions

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

(3) By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own

PROSPECTUS
 HIGHMARK FUNDS

6
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     accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent;

 (8) By individuals investing proceeds they received from selling Shares of another mutual fund (other than HighMark Funds) on which they paid a sales charge. If you believe you qualify for this exemption, you must notify us at the time you purchase Class A Shares and provide us with evidence such as a confirmation of your share redemption.

 (9) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

(10) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(11) By sponsors of a unit investment trust (UIT) who are buying Class A Shares of HighMark Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of the HighMark Growth Fund.

(12) By current or retired trustees of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds.

(13) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

(14) By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

IF YOU THINK YOU MAY ELIGIBLE FOR A SALES CHARGE WAIVER, CONTACT THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS). FOR CATEGORIES 2 THROUGH 12 AND 14 ABOVE, YOU MUST NOTIFY THE DISTRIBUTOR AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

CDSC WAIVERS: You may qualify for a CDSC waiver if:

-  you are selling Shares as part of a systematic withdrawal plan.

-  you are taking certain distributions from a retirement plan.

-  the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                                  PERCENTAGE OF AVERAGE
SHARE CLASS                         DAILY NET ASSETS
Class A                                   0.25%
Class B                                   0.75%
Class C                                   1.00%

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could, over time, end up paying more in expenses than if they had paid a sales charge on their initial investment.

OPENING AN ACCOUNT

1. Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

   INITIAL PURCHASE:          $1,000

                              $250 for current and retired
                              trustees of HighMark Funds and
                              directors, officers and employees
                              (as well as their spouses and
                              children under the age of 21) of
                              Union Bank of California, N.A., SEI
                              Investments Distribution Co. and
                              their affiliates.

   ADDITIONAL PURCHASES:      $100 for each Fund

   We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

                                                                      PROSPECTUS


                                                                               7
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BUYING SHARES

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BY CHECK
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

-  Make out a check for the investment amount, payable to "HighMark Funds."

- Deliver the check and your completed application to your financial representative, or mail them to our transfer agent (see address below).

ADDING TO AN ACCOUNT

-  Make out a check for the investment amount, payable to "HighMark Funds."

- Fill out the detachable investment slip from your account statement. If you do not have a slip, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

- Deliver the check and your investment slip or note to your financial representative, or mail them to our transfer agent (address below).

All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks or cash will not be accepted.
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BY EXCHANGE
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

- Call your financial representative or the Distributor at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

- Call your financial representative or the Distributor at 1-800-433-6884 to request an exchange.

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BY WIRE
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OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to the transfer agent (address below).

- Obtain your Fund account number by calling your financial representative or our transfer agent.

-  Instruct your bank to wire the amount of your investment to:

   State Street Bank and Trust Company
   225 Franklin Street
   Boston, MA 02101
   ABA# 011000028
   DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

-  Call our transfer agent before wiring any funds.

-  Instruct your bank to wire the amount of your investment to:

   State Street Bank and Trust Company
   225 Franklin Street
   Boston, MA 02101
   ABA# 011000028
   DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

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THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

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BY LETTER
--------------------------------------------------------------------------------

DESIGNED FOR

-  Accounts of any type.

-  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

- Include all signatures and any guarantees that may be required (see next page).

-  Mail the materials to our transfer agent.

- We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

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BY PHONE
--------------------------------------------------------------------------------

DESIGNED FOR

-  Accounts of any type.

-  Sales of any amount.

PROSPECTUS
 HIGHMARK FUNDS

8
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TO SELL SOME OR ALL OF YOUR SHARES

- To place your order, contact your financial representative or the Distributor at 1-800-433-6884 between 8:30 a.m. and 8:00 p.m. Eastern Time on most business days.

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BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
--------------------------------------------------------------------------------

DESIGNED FOR

-  Requests by letter to sell at least $500 (accounts of any type).

-  Requests by phone to sell at least $500 (accounts of any type).

TO SELL SOME OR ALL OF YOUR SHARES

- We will wire amounts of $500 or more on the next business day after we receive your request.

- If you have an account with the Fund's transfer agent (a "Fund Direct Account"), a $15 fee will be deducted from your account.

- Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

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BY EXCHANGE
--------------------------------------------------------------------------------

DESIGNED FOR

-  Accounts of any type.

-  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Obtain a current prospectus for the Fund into which you are exchanging by calling the Distributor or your financial representative.

-  Call the Distributor or your financial representative to request an exchange.

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THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

DESIGNED FOR

-  Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

- Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-  you are selling more than $5,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

-  Are qualified to invest in the new Fund.

-  Satisfy the initial and additional investment minimums for the new Fund.

-  Invest in the same share class in the new Fund as you did in the previous
   Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.

CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund, you may, within a 12-month period, exchange your Class A money

                                                                     PROSPECTUS


                                                                               9
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market Shares for those of another HighMark Fund without paying any additional sales charge. To receive a reduced sales charge when exchanging into a Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS B SHARES. To calculate the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the "old" Fund with the period you held Class B Shares of the "new" Fund.

TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

   DIVIDED BY Total number of the Fund's Shares outstanding

   = Fund's net asset value

We determine the net asset value (NAV) of the Fund as of 1:00 p.m. Pacific time (4:00 p.m. Eastern time) every business day, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. Although we use the same method to determine the NAV of Class A, Class B and Class C Shares, the NAV of the Fund's Class B and Class C Shares may be lower than that of its Class A Shares because Class B and Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order, plus any applicable sales charges. When you sell Shares, you receive the net asset value next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received payment.

- SELLING SHARES: To sell Shares on any business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

DIVIDENDS AND
DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Fund declares and pays income dividends monthly. The Fund distributes any net capital gains it has realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

   HighMark Funds
   P.O. Box 8416
   Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class B and Class C Shares, because Class B Shares and Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

PROSPECTUS
 HIGHMARK FUNDS

10
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TAXES ON FUND
DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from a Fund at the long-term capital gains rate, no matter how long you've owned Shares in the Fund. (Although some states, like California, do not have a special rate for capital gains.)

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

TAX CONSEQUENCES OF
SELLING OR EXCHANGING
SHARES

If you sell or exchange Fund Shares, you may have to report any capital gain you realize as income and any capital loss as a deduction on your federal income tax return (even if the Fund invests primarily in tax-exempt securities.) For more specific information about your own tax situation, consult your tax adviser.

The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN* (AIP): AIP allows you to make regular investments in the Fund through automatic deductions from your checking account. The monthly minimum per Fund is $100.** AIP is available only to current shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*Any shareholders who have established an Automatic Investment Plan on or before November 30, 1999, and have elected automatic deductions from their checking or savings accounts, may be eligible for a reduced sales charge. For further information about the reduced sales charge, see the Statement of Additional Information.

**There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-  Have at least $5,000 in your HighMark Fund(s) account.

-  Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund normally pays, your withdrawals may, over time, deplete your original investment -- or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund may also contribute to the depletion of your principal.

CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING: If you are currently making additional purchases of HighMark Shares that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

CLASS B SHAREHOLDERS SHOULD ALSO NOTE THE FOLLOWING: If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our transfer agent (a signature guarantee may be required).

                                                                      PROSPECTUS


                                                                              11
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MORE ABOUT
HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 1999, UnionBanCal Corporation and its subsidiaries had approximately $32 billion in consolidated assets. As of the same date, HighMark Capital Management, had approximately $18.9 billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

PORTFOLIO MANAGERS

All investment decisions for the HighMark Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

Financial information for the Fiduciary Shares of the Core Equity Fund is not presented because Shares of the Core Equity Fund were not offered prior to the date of this Prospectus.

PROSPECTUS
 HIGHMARK FUNDS

12
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INVESTMENT PRACTICES

The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Fund may invest.

INSTRUMENT                                                                                    RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign Shares of a                             Market
company held by a U.S. bank that issues a receipt evidencing                                  Political
ownership. ADRs pay dividends in U.S. dollars.                                                Foreign Investment
---------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn                                  Credit
on and accepted by a commercial bank. They generally have                                     Liquidity
maturities of six months or less.                                                             Market
---------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right to                              Management
buy, and obligates the seller of the option to sell, a security at a                          Liquidity
specified price. A put option gives the buyer the right to sell,                              Credit
and obligates the seller of the option to buy, a security at a specified                      Market
price. The Funds will sell only covered call and secured put options.                         Leverage
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments                                               Market
with a stated maturity.                                                                       Credit
                                                                                              Liquidity
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                                            Credit
promissory notes issued by corporations and other entities.                                   Liquidity
Their maturities generally vary from a few days to nine months.                               Market
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                               Market
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert                                 Market
to common stock.                                                                              Credit
---------------------------------------------------------------------------------------------------------------------------
DEMAND FEATURES: Securities that are subject to puts and standby                              Market
commitments to purchase the securities at a fixed price                                       Liquidity
(usually with accrued interest) within a fixed period of time                                 Management
following demand by a Fund.
---------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying                            Management
contract, index or security, or any combination thereof, including                            Market
futures, options (e.g., put and calls), options on futures, swap                              Credit
agreements, and some mortgage-backed securities.                                              Liquidity
                                                                                              Leverage
---------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale                         Management
and purchase of a specific amount of a specific security, class of securities,                Market
or index at a specified time in the future and at a specified price. The                      Credit
aggregate value of options on securities (long puts and calls) will not                       Liquidity
exceed 10% of a HighMark Equity Fund's net assets at the time                                 Leverage
it purchases the options. Each EquityFund will limit obligations under futures, options on futures, and options on securities to no more than 25%
of the Fund's assets. The HighMark Fixed Income Funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting their portfolio's duration. Each of these
Funds will limit their obligations under futures contracts and related options to no more than 10% of its assets.
---------------------------------------------------------------------------------------------------------------------------

                                                                      PROSPECTUS


                                                                              13
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INSTRUMENT                                                                                    RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be                                     Liquidity
sold within seven business days at the value the Fund                                         Market
has estimated for them. Each Fund may invest up to
15% of its net assets in illiquid securities.
---------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as Standard & Poor's                      Market
Depository Receipts ("SPDRs") and NASDAQ-100 Index Tracking Stock
("NASDAQ 100s"), represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index or the NASDAQ-100
Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered investment                                Market
companies. These may include HighMark Money Market Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-denominated                           Market
debt securities with remaining maturities of one year or less. These                          Credit
may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends at a                         Market
specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock
generally does not carry voting rights.
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous                        Market
commitment to return the security to the seller at an agreed upon                             Leverage
price on an agreed upon date. This is treated as a loan.
---------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security and the                                 Market
simultaneous commitment to buy the security back at an agreed                                 Leverage
upon price on an agreed upon date. This is treated as a borrowing by a Fund.
---------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities                         Liquidity
Act of 1933, such as privately placed commercial paper and                                    Market
Rule 144A securities.
---------------------------------------------------------------------------------------------------------------------------


PROSPECTUS
 HIGHMARK FUNDS

14
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INSTRUMENT                                                                                    RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total                          Market
assets. In return the Fund will receive cash, other securities and/or                         Leverage
letters of credit.                                                                            Liquidity
                                                                                              Credit
---------------------------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION COMPANIES: Those companies with market                                   Market
capitalization within the range of those in the S&P 600 Small Cap Index.                      Small - Company Stock
---------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in                                    Liquidity
exchange for a deposit of money.                                                              Credit
                                                                                              Market
---------------------------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment growth                              Market
receipts, and certificates of accrual of Treasury securities.
---------------------------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle, registered                              Market
with the Securities and Exchange Commission under the Investment
Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and                          Market
instrumentalities of the U.S. government. These include Ginnie Mae,                           Credit
Fannie Mae, and Freddie Mac.
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded registered                  Market
interest and principal securities, and coupons under bank entry safekeeping.
---------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a proportionate                    Market
amount of common stock at a specified price. Warrants are typically                           Credit
issued with preferred stock and bonds.
---------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                               Market
A purchase of, or contract to purchase, securities at a fixed price for                       Leverage
delivery at a future date. The portfolio managers of each Fund expect                         Liquidity
that commitments to enter into forward commitments or purchase                                Credit
when-issued securities will not exceed 25% of the Fund's total assets.
---------------------------------------------------------------------------------------------------------------------------

                                                                      PROSPECTUS


                                                                              15
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GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

PROSPECTUS
 HIGHMARK FUNDS

16
--------------------------------------------------------------------------------

NOTES

[LOGO] HIGHMARK-SM-
       FUNDS

       445 South Figueroa Street, Suite 306
       Los Angeles, CA  90071

       www.highmarkfunds.com



--------------------------------------------------------------------------------

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94104

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Mutual Funds Services
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
Deloitte & Touche LLP
1111 Broadway
Suite 2100
Oakland, CA 94607


HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL:  write to us at
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the HighMark Funds, from the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:Securities and Exchange Commission, Public Reference Section, 450 5th Street, NW., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.


                                                                80020 - R (5/00)

                                        CORE
                                        EQUITY FUND
--------------------------------------------------------------------------------
                        FIDUCIARY SHARES
                                        PROSPECTUS






                                        May 15, 2000
                                        The Securities and Exchange Commission
                                        has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.


                                        [LOGO] HIGHMARK-SM-
                                               FUNDS

                                                                      PROSPECTUS


                                                                               1
--------------------------------------------------------------------------------

HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of the HighMark Core Equity Fund that you should know before investing. The Fund also offers Class A, Class B and Class C Shares in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

FUND PROFILE
Core Equity Fund .........................................2

SHAREOWNER GUIDE - HOW TO INVEST IN THE FUND
Choosing a Share Class ...................................4
Opening an Account .......................................4
Buying Shares ............................................5
Selling Shares ...........................................5
Exchanging Shares ........................................5
Transaction Policies .....................................5
Dividends and Distributions ..............................6
Taxes ....................................................6
Investor Services ........................................7

MORE ABOUT THE FUND
Investment Management ....................................7
Financial Highlights .....................................7
Investment Practices .....................................8
Glossary of Investment Risks ............................11


FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The HighMark Core Equity Fund is a mutual fund. A mutual fund pools Shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK CORE EQUITY FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio managers invest the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause the Fund to underperform other funds with similar objectives.

--------------------------------------------------------------------------------
[ICON] FUND SUMMARY                  [ICON] PERFORMANCE INFORMATION

[ICON] INVESTMENT STRATEGY           [ICON] DID YOU KNOW?

[ICON] WHAT ARE THE MAIN             [ICON] FUND INFORMATION
       RISKS OF INVESTING
       IN THIS FUND?                 [ICON] FEES AND EXPENSES
--------------------------------------------------------------------------------

PROSPECTUS
 HIGHMARK FUNDS

2   CORE EQUITY FUND
--------------------------------------------------------------------------------

[ICON] FUND SUMMARY

         INVESTMENT GOAL                  To seek long-term capital appreciation
         -----------------------------------------------------------------------
         INVESTMENT FOCUS                 U.S. common stocks
         -----------------------------------------------------------------------
         PRINCIPAL INVESTMENT STRATEGY    Attempts to identify companies with
                                          strong earnings growth selling at
                                          attractive values.
         -----------------------------------------------------------------------
         SHARE PRICE VOLATILITY           Moderate to high
         -----------------------------------------------------------------------
         INVESTOR PROFILE                 Long-term investors seeking capital
                                          appreciation
         -----------------------------------------------------------------------

[ICON] INVESTMENT STRATEGY

HighMark Core Equity Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests at least 65% of its assets in the stocks of U.S. companies with capitalizations similar to the S&P 500 Stock Index.

To choose stocks for the Fund, the portfolio managers follow a stock selection strategy utilizing a proprietary quantitative methodology and fundamental analysis. Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive valuations. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Further, the Fund is diversified over a broad cross section of economic sectors and industries. To help control risk, the managers compare the Fund's economic sector and industry weightings to a broad index, such as the Standard & Poor's (S&P) 500 Stock Index, and normally avoids extreme overweighting or underweighting relative to that index.

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

The Fund may invest in small capitalization companies but does not expect to invest more than 10% of its assets in such companies.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 8.

[ICON] WHAT ARE THE MAIN
       RISKS OF INVESTING
       IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses -- the stocks of those companies with capitalization similar to those in the S&P 500 Index -- may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 11.

                                                                      PROSPECTUS


                                                                               3
--------------------------------------------------------------------------------

[ICON] PERFORMANCE
       INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

--------------------------------------------------------------------------------
[ICON] FUND
       INFORMATION

         Class         CUSIP         Ticker
         ----------------------------------------
         Fiduciary     431112788     NA

[ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you bought or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                      FIDUCIARY
                                                                        SHARES
Maximum Sales Charge (Load) Imposed
on Purchase (as a percentage of offering price)                           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                      0%
Redemption Fee (as a percentage of
amount redeemed, if applicable)*                                          0%


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
                                                                      FIDUCIARY
                                                                        SHARES
Investment Advisory Fees                                                 0.60%
Distribution and/or Service (12b-1) Fees                                 0.00%
Other Expenses**                                                         0.49%
                                                                         -----
  TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.09%
Fee Waiver                                                               0.15%
  TOTAL ANNUAL FUND OPERATING EXPENSES+                                  0.94%

*Does not include any wire transfer fees, if applicable.

**Other expenses are based on estimated amounts for the current fiscal year.

+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Fiduciary Shares from exceeding 0.94% for the period beginning May 15, 2000 and ending on November 29, 2000. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: 0.92%

--------------------------------------------------------------------------------
EXAMPLE:
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                             1 YEAR    3 YEARS
                            --------  ---------
Fiduciary Shares               $96      $332

--------------------------------------------------------------------------------
[ICON] DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those companies with market capitalizations within the range of those in the S&P 600 Small Cap Index.

MEDIUM CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those in the S&P 400 Mid-Cap Index.

LARGE CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those companies in the S&P 500 Index.
--------------------------------------------------------------------------------

PROSPECTUS
 HIGHMARK FUNDS

4
--------------------------------------------------------------------------------

SHAREOWNER GUIDE -
HOW TO INVEST IN
THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider if the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

The Core Equity Fund currently offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Fund's Fiduciary Shares.

FIDUCIARY SHARES

- No sales charge.

- No Distribution (12b-1) fees.

- Available only to the following investors and accounts:

  - Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

  - Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

  - Investors who currently own Shares of a HighMark Equity or Fixed Income Funds that they purchased prior to June 20, 1994 within an account registered in their name with the Funds;

  - Current and retired trustees of the HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

  - Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

  - Retirement and other benefit plans sponsored by governmental entities; and

  - Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $1,000,000 per Fund.


FOR THE ESTIMATED EXPENSES OF THE FIDUCIARY SHARES FOR THE CURRENT FISCAL YEAR, SEE THE FUND PROFILE EARLIER IN THIS PROSPECTUS. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

THE FUND ALSO OFFERS CLASS A, CLASS B AND CLASS C SHARES (COLLECTIVELY "RETAIL SHARES"). EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES.

OPENING AN ACCOUNT

1. Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

   INITIAL PURCHASE:                         $1,000

                                             $250 for current and retired
                                             trustees of HighMark Funds and
                                             directors, officers and employees
                                             (as well as their spouses and
                                             children under the age of 21) of
                                             Union Bank of California, N.A.,
                                             SEI Investments Distribution Co.
                                             and their affiliates.

   ADDITIONAL PURCHASES:                     $100

   We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF WE DETERMINE THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

                                                                      PROSPECTUS


                                                                               5
--------------------------------------------------------------------------------

BUYING SHARES

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
Call us at 1-800-433-6884 or contact your financial representative to request an exchange.


SELLING SHARES

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
- Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
- Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

- Call us or contact your financial representative to request an exchange.


TRANSFER AGENT ADDRESS:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- you are selling more than $5,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Fund reserves the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell some of your Shares soon after. Before the Fund will exercise its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.


EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Fiduciary Shares of the Fund for Fiduciary Shares of another HighMark Fund (the "new Fund"), provided that you:

- Are qualified to invest in the new Fund.

- Satisfy the initial and additional investment minimums for the new Fund.

- Invest in the same Share class in the new Fund as you did in the previous
  Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A, Class B or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.


TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value is calculated according to the following formula:

  (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

   DIVIDED BY Total number of the Fund's Shares outstanding

   = Fund's net asset value

We determine the net asset value (NAV) of the Fund as of 1:00 p.m. Pacific time (4:00 p.m. Eastern time) every business day, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that the Fund's Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Fund's investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, the number of Shares you receive is based on the net asset value next

PROSPECTUS
 HIGHMARK FUNDS

6
--------------------------------------------------------------------------------

determined after we receive your order. When you sell Shares, the amount of your proceeds are based on the net asset value next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT
  (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received your order and/or payment.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.


DIVIDENDS AND
DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. The Fund declares and pays income dividends monthly. The Fund distributes any net capital gains it has realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

   HighMark Funds
   P.O. Box 8416
   Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.


TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.


TAXES ON FUND
DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from a Fund at the long-term capital gains rate, no matter how long you've owned Shares in the Fund. (Although some states, like California, do not have a special rate for capital gains.)

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.


TAX CONSEQUENCES OF
SELLING OR EXCHANGING
SHARES

If you sell or exchange Fund Shares, you may have to report any capital gain you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax adviser.

The portfolio managers of the Fund do not actively consider tax consequences when making investment decisions. From time to time, the Fund may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

                                                                      PROSPECTUS


                                                                               7
--------------------------------------------------------------------------------

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.


INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

* There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

- Have at least $5,000 in your HighMark Fund(s) account.

- Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a signature guarantee).


MORE ABOUT
HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 1999, UnionBanCal Corporation and its subsidiaries had approximately $32 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $18.9 billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

PORTFOLIO MANAGER

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

Financial information for the Fiduciary Shares of the Core Equity Fund is not presented because Shares of the Core Equity Fund were not offered prior to the date of this Prospectus.

PROSPECTUS
 HIGHMARK FUNDS

8
--------------------------------------------------------------------------------

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Fund may invest.

INSTRUMENT                                                                                    RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRs): ADRs are foreign                                         Market
Shares of a company held by a U.S. bank that issues a receipt                                 Political
evidencing ownership. ADRs pay dividends in U.S. dollars.                                     Foreign Investment
---------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn                                  Credit
on and accepted by a commercial bank. They generally have                                     Liquidity
maturities of six months or less.                                                             Market
---------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right                                 Management
to buy, and obligates the seller of the option to sell, a security                            Liquidity
at a specified price. A put option gives the buyer the right to                               Credit
sell, and obligates the seller of the option to buy, a security                               Market
at a specified price. The Funds will sell only covered call and                               Leverage
secured put options.
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with                                          Market
a stated maturity.                                                                            Credit
                                                                                              Liquidity
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                                            Credit
promissory notes issued by corporations and other entities.                                   Liquidity
Their maturities generally vary from a few days to nine months.                               Market
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                               Market
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that                                         Market
convert to common stock.                                                                      Credit
---------------------------------------------------------------------------------------------------------------------------
DEMAND FEATURES: Securities that are subject to puts and                                      Market
standby commitments to purchase the securities at                                             Liquidity
a fixed price (usually with accrued interest) within a                                        Management
fixed period of time following demand by a fund.
---------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an                                       Management
underlying contract, index or security, or any combination                                    Market
thereof, including futures, options (e.g., puts and calls),                                   Credit
options on futures, swap agreements and some                                                  Liquidity
mortgage-backed securities.                                                                   Leverage
---------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the                                     Management
future sale and purchase of a specific amount of a specific                                   Market
security, class of securities or index at a specified time in the                             Credit
future and at a specified price. The aggregate value of options                               Liquidity
on securities (long puts and calls) will not exceed 10% of a                                  Leverage
HighMark Equity Fund's net assets at the time it purchases the options. Each
Equity Fund will limit its obligations under futures, options on futures, and options on securities to no more than 25% of its assets. The HighMark Fixed
Income Funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting their portfolio's duration. Each of these Funds will limit its obligations under futures contracts and related options to no more than 10% of its assets.
---------------------------------------------------------------------------------------------------------------------------


                                                                      PROSPECTUS


                                                                               9
--------------------------------------------------------------------------------

INSTRUMENT                                                                                    RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold                                Liquidity
within seven business days at the value the Fund has                                          Market
estimated for them. Each Fund may invest up to 15% of its net assets in illiquid securities.
---------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities, such as                                       Market
Standard & Poor's Depository Receipts ("SPDRs" and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the
S&P 500 Index or the NASDAQ-100 Index. Index-based
securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                                           Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates, serves as investment adviser, administrator or distributor. Each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. As a Shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment grade,                                                   Market
U.S. dollar-denominated debt securities with remaining                                        Credit
maturities of one year or less. These may include short-term
U.S. government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends                              Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the                                     Market
simultaneous commitment to return the security to the seller                                  Leverage
at an agreed upon price on an agreed upon date. This is treated as a loan.
---------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security and                                     Market
the simultaneous commitment to buy the security back at an                                    Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
---------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the                                    Liquidity
Securities Act of 1933, such as privately placed commercial                                   Market
paper and Rule 144A securities.
---------------------------------------------------------------------------------------------------------------------------


PROSPECTUS
 HIGHMARK FUNDS

10
--------------------------------------------------------------------------------

INSTRUMENT                                                                                    RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of a Fund's                                  Market
total assets. In return the Fund will receive cash, other securities                          Leverage
and/or letters of credit.                                                                     Liquidity
                                                                                              Credit
---------------------------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION COMPANIES: Those companies with market                                   Market
capitalization within the range of those in the S&P 600                                       Small-Company Stock
Small Cap Index.
---------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in                                    Liquidity
exchange for a deposit of money.                                                              Credit
---------------------------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment growth                              Market
receipts and certificates of accrual of Treasury securities.
---------------------------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle, registered                              Market
with the Securities and Exchange Commission under the
Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by                                       Market
agencies and instrumentalities of the U.S. government.                                        Credit
These include Ginnie Mae, Fannie Mae and Freddie Mac.
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded                             Market
registered interest and principal securities, and coupons under bank entry safekeeping.
---------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a proportionate                    Market
amount of common stock at a specified price. Warrants are typically                           Credit
issued with preferred stock and bonds.
---------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A purchase                                    Market
of, or contract to purchase, securities at a fixed price for delivery                         Leverage
at a future date. The portfolio managers of each Fund expect that                             Liquidity
commitments to enter intoforward commitments or purchase                                      Credit
when-issued securities will not exceed 25% of the Fund's total assets.
---------------------------------------------------------------------------------------------------------------------------

                                                                      PROSPECTUS


                                                                              11
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GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the Funds' holdings may fluctuate, as will the value of your investment in the Funds. Certain types of investments and funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in a fund's average maturity will make it more sensitive to interest rate risk.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

PROSPECTUS
 HIGHMARK FUNDS

12
--------------------------------------------------------------------------------

NOTES

[ICON] HIGHMARK-SM-
       FUNDS

         445 South Figueroa Street, Suite 306
         Los Angeles, CA  90071

         www.highmarkfunds.com



--------------------------------------------------------------------------------

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94104

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Mutual Funds Services
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
Deloitte & Touche LLP
1111 Broadway
Suite 2100
Oakland, CA 94607


HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the HighMark Funds, from the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, NW., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.


                                                                   80020-F(5/00)

                                 HIGHMARK FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 30, 1999
                             AS AMENDED MAY 15, 2000

         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the HighMark Equity and Fixed Income Funds and the HighMark Money Market Funds, each of which is dated November 30, 1999, and the HighMark Core Equity Fund, dated May 15, 2000, (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into these Prospectuses. Copies of the Prospectuses may be obtained by writing the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                                TABLE OF CONTENTS

                                                                            PAGE

HIGHMARK FUNDS ...............................................................1

INVESTMENT OBJECTIVES AND POLICIES............................................3

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS...............................3
         Equity Securities....................................................3
         Debt Securities......................................................3
         Convertible Securities...............................................4
         Asset-Backed Securities (non-mortgage)...............................4
         Bank Instruments.....................................................5
         Commercial Paper and Variable Amount Master Demand Notes.............6
         Lending of Portfolio Securities......................................6
         Repurchase Agreements................................................6
         Reverse Repurchase Agreements........................................7
         U.S. Government Obligations..........................................7
         Mortgage-Related Securities..........................................8
         Adjustable Rate Notes...............................................10
         Municipal Securities................................................11
         Investments in California Municipal Securities by the California
                  Tax-free Money Market Fund and the California Intermediate
                  Tax-free Bond Fund.........................................15
         Puts................................................................18
         Shares of Mutual Funds..............................................19
         When-Issued Securities and Forward Commitments......................19
         Zero-coupon Securities..............................................20
         Options (Puts and Calls) on Securities..............................20
         Covered Call Writing................................................20
         Purchasing Call Options.............................................22
         Purchasing Put Options..............................................22
         Options in Stock Indices............................................22
         Risk Factors in Options Transactions................................23
         Futures Contracts on Securities and Related Options.................24
         Futures Contracts on Securities.....................................24
         Options on Securities' Futures Contracts............................25
         Risk of Transactions in Securities' Futures Contracts and Related
                  Options....................................................26
         Index Futures Contracts.............................................27
         Options on Index Futures Contracts..................................28
         Foreign Investment..................................................28
         Foreign Currency Transactions.......................................29

         Transaction Hedging.................................................30
         Position Hedging....................................................30
         Currency Forward and Futures Contracts..............................31
         General Characteristics of Currency Futures Contracts...............32
         Foreign Currency Options............................................33
         Foreign Currency Conversion.........................................33
         Index-Based Investments.............................................34
         Small Cap/Special Equity Situation Securities.......................34
         High Yield Securities...............................................35
         Money Market Instruments............................................36
         Treasury Receipts...................................................36
         High Quality Investments with Regard to the Money Market Funds......36
         Illiquid Securities.................................................39
         Restricted Securities...............................................39

INVESTMENT RESTRICTIONS......................................................40
         Voting Information..................................................48

PORTFOLIO TURNOVER...........................................................48

VALUATION....................................................................49
         Valuation of the Money Market Funds.................................49
         Valuation of the Equity Funds and the Fixed Income Funds............50

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................50
         Purchases through Financial Institutions............................51
         Redemption by Checkwriting..........................................51
         Sales Charges.......................................................52
         Sales Charge Reductions and Waivers.................................53
         Additional Federal Tax Information..................................57
         Additional Tax Information Concerning the California Tax-Free
                  Money Market Fund and the California Intermediate
                  Tax-Free Bond Fund.........................................59
         Foreign Taxes.......................................................62

MANAGEMENT OF HIGHMARK FUNDS.................................................63
         Trustees and Officers...............................................63
         Investment Adviser..................................................67
         The Sub-Advisers....................................................69
         Portfolio Transactions..............................................70
         Administrator and Sub-Administrator.................................72
         Glass-Steagall Act..................................................74
         Shareholder Services Plans..........................................75
         Shareholder Servicing Agreement.....................................76

         Expenses............................................................76
         Distributor.........................................................77
         The Distribution Plans..............................................77
         Transfer Agent and Custodian Services...............................79
         Legal Counsel.......................................................80

ADDITIONAL INFORMATION.......................................................80
         Description of Shares...............................................80
         Shareholder and Trustee Liability...................................82
         The Reorganization of the IRA Fund and HighMark Funds...............83
         Calculation of Performance Data.....................................83
         Miscellaneous.......................................................90

APPENDIX....................................................................108

FINANCIAL STATEMENTS........................................................114

                       STATEMENT OF ADDITIONAL INFORMATION

                                 HIGHMARK FUNDS

         HighMark Funds is a diversified, open-end management investment company. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of fourteen series of units of beneficial interest ("Shares"), representing interests in one of the following portfolios:

         HighMark Balanced Fund,
         HighMark Core Equity Fund,
         HighMark Growth
         Fund, HighMark Income Equity Fund,
         HighMark International Equity Fund,
         HighMark Small Cap Value Fund,
         HighMark Value Momentum Fund, HighMark
         Bond Fund,
         HighMark California Intermediate Tax-Free Bond Fund,
         HighMark Intermediate-Term Bond Fund,
         HighMark 100% U.S. Treasury Money Market Fund,
         HighMark California Tax-Free Money Market Fund,
         HighMark Diversified Money Market Fund, and
         HighMark U.S. Government Money Market Fund, (collectively the "Funds").

         HighMark Core Equity Fund commenced operations on May 15, 2000. HighMark Small Cap Value Fund commenced operations on September 17, 1998. HighMark Value Momentum Fund, HighMark International Equity Fund, HighMark Intermediate-Term Bond Fund, and HighMark California Intermediate Tax-Free Bond Fund commenced operations in HighMark Funds on April 28, 1997. HighMark Balanced Fund commenced operations on November 14, 1993 and HighMark Growth Fund commenced operations on November 18, 1993. HighMark Income Equity Fund and HighMark Bond Fund commenced operations on June 23, 1988 as a result of the reorganization of the Income Equity Portfolio and the Bond Portfolio, respectively, of the IRA Collective Investment Fund (the "IRA Fund") described under "ADDITIONAL INFORMATION - The Reorganization of the IRA Fund and HighMark Funds" below. HighMark Diversified Money Market Fund commenced operations on February 1, 1991. HighMark U.S. Government Money Market Fund and HighMark 100% U.S. Treasury Money Market Fund commenced operations on August 10, 1987. HighMark California Tax-Free Money Market Fund commenced operations on June 10, 1991.

         For ease of reference, this Statement of Additional Information sometimes refers to the Funds as the "Equity Funds," the "Fixed Income Funds" and the "Money Market Funds."

         The EQUITY FUNDS include:

                  Balanced Fund
                  Core Equity Fund
                  Growth Fund
                  Income Equity Fund
                  International Equity Fund
                  Small Cap Value Fund
                  Value Momentum Fund

         The FIXED INCOME FUNDS include:

                  Bond Fund
                  California Intermediate Tax-Free Bond Fund
                  Intermediate-Term Bond Fund

         The MONEY MARKET FUNDS include:

                  100% U.S. Treasury Money Market Fund
                  California Tax-Free Money Market Fund
                  Diversified Money Market Fund
                  U.S. Government Money Market Fund

         The Income Equity Portfolio and the Bond Portfolio of the IRA Fund (which were reorganized into certain Funds of HighMark Funds as described above) are sometimes referred to as the "IRA Fund Portfolios."

         As described in the Prospectuses, selected Funds of HighMark Funds have been divided into six classes of Shares (designated Class A, Class B, Class C and Class S Shares (collectively "Retail Shares"), Class I Shares and Fiduciary Shares) for purposes of HighMark Funds' Distribution and Shareholder Services Plans (the "Distribution Plans"), which Distribution Plans apply only to such Funds' Retail Shares. Retail Shares and Fiduciary Shares are sometimes referred to collectively as "Shares".

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement the investment objectives and policies of each Fund of HighMark Funds as set forth in the respective Prospectus for that Fund.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         1. EQUITY SECURITIES. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund's Shares will fluctuate in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

         2. DEBT SECURITIES. The Funds may invest in debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. Securities rated BBB by S&P or Baa by Moody's are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security purchased by a Fund to fall below the fourth highest rating category, the Adviser will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

         Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity.

         From time to time, the equity and debt markets may fluctuate independently of one another. In other words, a decline in equity markets may in certain instances be offset by a rise in debt markets, or vice versa. As a result, the Balanced Fund, with its balance of equity and debt investments, may entail less investment risk (and a potentially smaller investment return) than a mutual fund investing primarily in equity securities.

         3. CONVERTIBLE SECURITIES. Consistent with its objective policies and restrictions, each Equity Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

         Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

         Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

         The Funds will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by a NRSRO or that is not rated but is determined to be of comparable quality by the Adviser.

         4. ASSET-BACKED SECURITIES (NON-MORTGAGE). Consistent with its investment objective, policies and restrictions, certain Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

         The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

         5. BANK INSTRUMENTS. Consistent with its investment objective, policies, and restrictions, each Fund (other than the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund) may invest in bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

         Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

         Although the Diversified Money Market Fund maintains a diversified portfolio, there are no limitations on its ability to invest in domestic certificates of deposit, banker's acceptances and other bank instruments. Extensive investments in such instruments may result from the Fund's concentration of securities in the financial services industry. Domestic certificates of deposit and bankers' acceptances include those issued by domestic branches of foreign banks to the extent permitted by the rules and regulations of the Securities and Exchange Commission staff. These rules and regulations currently permit U.S. branches of foreign banks to be considered domestic banks if it can be demonstrated that they are subject to the same regulation as U.S. banks.

         6. COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES. Consistent with its investment objective, policies, and restrictions, each Fund (other than the 100% U.S. Treasury Money Market Fund) may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

         Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         7. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund (other than the California Tax-Free Money Market Fund and the 100% U.S. Treasury Money Market Fund) may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by HighMark Capital Management, Inc. (the "Adviser"), and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. A Fund (other than the California Tax-Free Money Market Fund and the 100% U.S. Treasury Money Market Fund) may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

         8. REPURCHASE AGREEMENTS. Securities held by each Fund (other than the 100% U.S. Treasury Money Market Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and from registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         9. REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         10. U.S. GOVERNMENT OBLIGATIONS. With the exception of the 100% U.S. Treasury Money Market Fund, which may invest only in direct U.S. Treasury obligations, each Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

         For information concerning mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see
"Mortgage-Related Securities" below.

         11. MORTGAGE-RELATED SECURITIES. As indicated in the Prospectus, the Diversified Money Market Fund, the U.S. Government Money Market Fund and the California Tax-Free Money Market Fund may each invest in mortgage-related securities issued by the Government National Mortgage Association ("GNMA") representing GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"). The Fixed Income Funds and the Balanced Fund may also, consistent with each such Fund's investment objective and policies, invest in Ginnie Maes and in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities or, those issued by nongovernmental entities. In addition, the Fixed Income Funds and the Balanced Fund may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

         Mortgage-related securities represent interests in pools of mortgage loans assembled for sale to investors. Mortgage-related securities may be assembled and sold by certain governmental agencies and may also be assembled and sold by nongovernmental entities such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. As a consequence, mortgage-related securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity, may have less potential for capital appreciation and may be considered riskier investments as a result.

         Adjustable rate mortgage securities ("ARMS") are pass-through certificates representing ownership interests in a pool of adjustable rate mortgages and the resulting cash flow from those mortgages. Unlike conventional debt securities, which provide for periodic (usually semi-annual) payments of interest and payments of principal at maturity or on specified call dates, ARMs provide for monthly payments based on a pro rata share of both periodic interest and principal payments and prepayments of principal on the underlying mortgage pool (less GNMA's, FNMA's, or FHLMC's fees and any applicable loan servicing fees).

         There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. As noted above, Ginnie Maes are issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the U.S. Treasury. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         CMOs in which the Fixed Income Funds and the Balanced Fund may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

         One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate ("LIBOR"). Each Fund may purchase fixed, adjustable, or "floating" rate CMOs that are collateralized by fixed rate or adjustable rate mortgages that are guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government or are directly guaranteed as to payment of principal and interest by the issuer, which guarantee is collateralized by U.S. government securities or is collateralized by privately issued fixed rate or adjustable rate mortgages.

         Securities such as zero-coupon obligations, mortgage-backed and asset-backed securities, and collateralized mortgage obligations ("CMOs") will have greater price volatility than other fixed-income obligations. Because declining interest rates may lead to prepayment of underlying mortgages, automobile sales contracts or credit card receivables, the prices of mortgage-related and asset-backed securities may not rise with a decline in interest rates. Mortgage-backed and asset-backed securities and CMOs are extremely sensitive to the rate of principal prepayment. Similarly, callable corporate bonds also present risk of prepayment. During periods of falling interest rates, securities that can be called or prepaid may decline in value relative to similar securities that are not subject to call or prepayment.

         REMICs in which the Fixed Income Funds and the Balanced Fund may invest are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         12. ADJUSTABLE RATE NOTES. Consistent with its investment objective, policies, and restrictions, each Fund (other than the 100% U.S. Treasury Money Market Fund) may invest in

"adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's non fundamental 15% (10% in the case of the Money Market Funds) limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

         Maturities for variable and adjustable rate notes held in the Money Market Funds will be calculated in compliance with the provisions of Rule 2a-7, as it may be amended from time to time.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

         13. MUNICIPAL SECURITIES. As defined in the Prospectuses, under normal market conditions, and as a matter of fundamental policy, at least 80% of the total assets of the California Tax-Free Money Market Fund will be invested in Municipal Securities, the interest on which, in the opinion of bond counsel, is both excluded from gross income for federal income tax purposes and California personal income tax purposes, and does not constitute a preference item for individuals for purposes of the federal alternative minimum tax. With respect to the California Intermediate Tax-Free Bond Fund, under normal market conditions, at least 65% of its total assets will be invested in Municipal Securities, the interest on which is both excluded from gross income for federal income tax purposes and California personal income tax purposes, and at least 80% of its total assets will be invested in Municipal Securities the interest on which is excluded from gross income for federal income tax purposes and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The California Intermediate Tax-Free Bond Fund invests at least 80% of its total assets in Municipal Securities of varying maturities, which are rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") or are determined by the Adviser to be of comparable quality. The California Tax-Free Money Market Fund invests only in Municipal Securities with remaining effective maturities of 397 days or less, and which, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO or are determined by the Adviser to be of comparable quality.

         Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and public entities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Securities if the interest paid thereon is (i) excluded from gross income for federal income tax purposes and (ii) not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         As described in the Prospectuses, the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. In general, only general obligation bonds are backed by the full faith and credit and general taxing power of the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the Municipal Securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality; Municipal Securities with the same maturity, interest rate and rating(s) may have different yields while Municipal Securities of the same maturity and interest rate with a different rating(s) may have the same yield.

         In addition, Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Certain Municipal Securities are municipal lease revenue obligations (or certificates of participation or "COPs"), which typically provide that the municipality has no obligation to make lease or installment payments in future years unless money is appropriated for such purpose. While the risk of non-appropriation is inherent to COP financing, this risk is mitigated by the Fund's policy to invest in COPs that are rated in one of the four highest rating categories used by Moody's Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P").

         Municipal Securities also include so-called Mello-Roos and assessment district bonds, which are usually unrated instruments issued to finance the building of roads and other public works and projects that are primarily secured by real estate taxes or assessments levied on property located in the local community. Most of these bonds do not seek agency ratings because the issues are too small, and in most cases, the purchase of these bonds is based upon the Adviser's determination that it is suitable for the Fund.

         Municipal Securities may also include, but are not limited to, short-term anticipation notes, bond anticipation notes, revenue anticipation notes, and other forms of short-term tax-exempt securities. These instruments are issued in anticipation of the receipt of funds, the proceeds of bond placements, or other revenues.

         An issuer's obligations with respect to its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes or otherwise raise revenues. Certain of the Municipal Securities may be revenue securities and dependent on the flow of revenue, generally in the form of fees and charges. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions, including a decline in property value or a destruction of uninsured property due to natural disasters.

         In addition, in accordance with its investment objective, each Fund may invest in private activity bonds, which may constitute Municipal Securities depending upon the federal income tax treatment of such bonds. Such bonds are usually revenue bonds because the source of payment and security for such bonds is the financial resources of the private entity involved; the full faith and credit and the taxing power of the issuer in normal circumstances will not be pledged. The payment obligations of the private entity also will be subject to bankruptcy and similar debtor's rights, as well as other exceptions similar to those described above. Moreover, the Funds may invest in obligations secured in whole or in part by a mortgage or deed of trust on real property located in California that are subject to the "anti-deficiency" legislation discussed below.

         The Funds, in accordance with their investment objective, may also invest indirectly in Municipal Securities by purchasing the shares of tax-exempt money market mutual funds. Such investments will be made solely for the purpose of investing short-term cash on a temporary tax-exempt basis and only in those funds with respect to which the Adviser believes with a high degree of certainty that redemption can be effected within seven days of demand. Additional limitations on investments by the Funds in the shares of other tax-exempt money market mutual funds are set forth under "Investment Restrictions" below.

         The Funds may invest in municipal obligations that are payable solely from the revenues of health care institutions, although the obligations may be secured by real or personal property of such institutions. Certain provisions under federal and California law may adversely affect such revenues and, consequently, payment on those Municipal Securities.

         Certain Municipal Securities in which the Funds may invest may be obligations that are secured in whole or in part by a mortgage or deed of trust on real property. California has certain statutory provisions, as embellished by decisional law, that limit the remedies of a creditor secured by a mortgage or deed of trust. Some of the provisions generally bar a creditor from obtaining a deficiency judgment for such secured obligations based either on the method of foreclosure or the type of debt secured. Other antideficiency provisions limit a creditors deficiency based on the value of the real property security at the time of the foreclosure sale. Another statutory provision, commonly known as the "one-action" rule, has two aspects, an "affirmative defense" aspect and a "sanction" aspect. The "affirmative defense" aspect limits creditors secured by real property to a single action to enforce the obligation (e.g., a collection lawsuit or setoff) and under the related "security-first principle," requires the creditor to foreclose on the security before obtaining a judgment or other enforcement of the secured obligation. Under the "sanction" aspect, if the real property secured creditor violates the one-action rule, the creditor loses its lien on the real property security and, in some instances, the right to recover on the debt. Under the statutory provisions governing judicial foreclosures, the debtor has the right to redeem the title to the property for up to one-year following the foreclosure sale.

         Upon the default under a mortgage or deed of trust with respect to California real property, a creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to certain procedural requirements whereby the effective minimum period for foreclosing on a mortgage or deed of trust is generally four to five months after the initial default and such foreclosure could be further delayed by bankruptcy proceedings initiated by the debtor. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations. Following a creditor's non-judicial foreclosure under a power of sale, no deficiency judgment is available. This limitation, however, does not apply to recoveries for bad faith waste, certain kinds of fraud and pursuant to environmental indemnities. This limitation also does not apply to bonds authorized or permitted to be issued by the Commissioner of Corporations, or which are made by a public utility subject to the Public Utilities Act.

         Certain Municipal Securities in the Funds may be obligations that finance the acquisition of mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from home mortgages and are subject to California's statutory limitations applicable to obligations secured by real property, as described above. Under California anti-deficiency legislation, there is usually no personal recourse against a mortgagor of a dwelling of no more than four units, at least one of which is occupied by such a mortgagor, where the dwelling has been purchased with the loan that is secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure. In the event that this purchase money anti-deficiency rule applies to a loan secured by a mortgage or deed of trust, and the value of the property subject to that mortgage or deed of trust has been substantially reduced because of market forces or by an earthquake or other event for which the mortgagor or trustor carried no insurance, upon default, the issuer holding that loan nevertheless would generally be entitled to collect no more on its loan than it could obtain from the foreclosure sale of the property.

         Legislation has been introduced from time to time regarding the California state personal income tax status of interest paid on Municipal Securities issued by the State of California and its local governments and held by investment companies such as the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. The Funds can not predict what legislation relating to Municipal Securities, if any, may be proposed in the future or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Securities generally, as well as the availability of Municipal Securities issued by the State of California and its local governments specifically, for investment by the Funds and the liquidity and value of their portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider changes in its structure or possible dissolution. See "Investments in California Municipal Securities by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund" below.

         Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax or California personal income tax are rendered at the time of issuance by counsel experienced in matters relating to the validity of and tax exemption of interest on bonds issued by states and their political sub-divisions. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

         14. INVESTMENTS IN CALIFORNIA MUNICIPAL SECURITIES BY THE CALIFORNIA TAX-FREE MONEY MARKET FUND AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND. The following information is a general summary intended to give a recent historical description, and is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of California.

         Because each of these California Funds expects to invest substantially all of its assets in California Municipal Securities, it will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental, and regulatory policies and conditions. The Funds cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by a local California issuer may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations.

         During the first half of the 1990's California suffered the most severe recession in the State since the 1930's, with significant job losses (particularly in the aerospace, other manufacturing, services and construction industries). The greatest effects of the recession were felt in Southern California. Since 1994, California's economy has made a strong recovery, but its growth has been somewhat unbalanced. In general, the high-technology, biotechnology, construction, and entertainment and other service industries have expanded while aerospace and other manufacturing industries have declined. California's economy can be expected to be particularly sensitive to trends in these industries.

         The financial difficulties experienced by the State of California and municipal issuers during the recession resulted in the credit ratings of certain of their obligations being downgraded significantly by the major rating agencies. While California's economy has made a strong steady recovery and California's credit ratings have climbed from the lows experienced during the recession, as of the date of this Statement of Additional Information, rating agencies, underwriters and investors appear to have some lingering concerns about California's creditworthiness. Major credit rating agencies often cite, among other things, concerns about California's lack of contingency planning (such as adequate reserves), missed budget deadlines and on-going structural budget impediments.

         The recession severely affected State revenues while the State's health, welfare and education costs were increasing. As a result, throughout the first half of the decade, California had a period of budget imbalance and multibillion dollar year-end deficits. However, in recent years, California has generally experienced positive or close to break-even operating results due, in part, to more conservative budgeting, improved economic conditions and, most recently, higher-than-expected tax receipts paid on capital gains realizations. The State's ability to raise revenues and reduce expenditures to the extent necessary to balance the budget for any year depends upon numerous factors, including economic conditions in the State and the nation, the accuracy of the State's revenue predictions, as well as the impact of budgetary restrictions imposed by voter-passed initiatives.

         The ability of the State of California and its political sub-divisions to generate revenue through real property and other taxes and to increase spending has been significantly restricted by various constitutional and statutory amendments and voter-passed initiatives. Such limitations could affect the ability of California state and municipal issuers to pay interest or repay principal on their obligations.

         During the recession that began in 1990, the State depleted its available cash resources and became increasingly dependent on external borrowings to meet its cash needs. For nearly a decade and a half, California has issued revenue anticipation notes (which must be issued and repaid during the same fiscal year) to fund its operating budget during the fiscal year. Beginning in 1992, the State expanded its external borrowing to include revenue anticipation warrants (which can be issued and redeemed in different fiscal years). The State was severely criticized by the major credit rating agencies for the State's reliance upon such external borrowings during the recession. In 1996, the State fully repaid $4 billion of revenue anticipation warrants issued in 1994. The State has not needed to use such "cross-year" borrowing since 1996. It is not presently possible, however, to determine the extent to which California will issue additional revenue anticipation warrants, short-term interest-bearing notes or other instruments in future fiscal years.

         Certain of the securities in the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Article XIII A of the California Constitution, adopted by the voters in 1978, limits ad valorem taxes on real property, and restricts the ability of taxing entities to increase real property and other taxes.

         Article XIII B of the California Constitution, originally adopted in 1979, limits significantly spending by state government and by "local governments". Article XIII B generally limits the amount of the appropriations of the State and of local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population, and the services that the government entity is financially responsible for providing. To the extent that the "proceeds of taxes" of the State or a local government exceed its "appropriations limit," the excess revenues must be rebated. One of the exclusions from these limitations for any entity of government is the debt service costs of bonds existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved by the voters. Although Article XIII B states that it shall not "be construed to impair the ability of the state or of any local government to meet its obligations with respect to existing or future bonded indebtedness," concern has been expressed with respect to the combined effect of such constitutionally imposed spending limits on the ability of California state and local governments to utilize bond financing.

         Article XIII B was modified substantially by Propositions 98 and 111 of 1988 and 1990, respectively. These initiatives changed the State's Article XIII B appropriations limit to require that the State set aside a prudent reserve fund for public education, and guarantee a minimum level of State funding for public elementary and secondary schools as well as community colleges. Such guaranteed spending was often cited as one of the causes of the State's earlier budget problems.

         The effect of Article XIII A, Article XIII B and other constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected).

         There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy. In June 1995, Orange County negotiated a rollover of its short-term debt originally due at that time; the major rating agencies considered the rollover a default. In June 1996, the investors in such overdue notes were paid and the Orange County bankruptcy ended. However, the Orange County bankruptcy and such default had a serious effect upon the market for California municipal obligations.

         Numerous factors may adversely affect the State and municipal economies. For example, limits on federal funding could result in the loss of federal assistance otherwise available to the State.

         In addition, it is impossible to predict the time, magnitude, or location of a natural catastrophe, such as a major earthquake, or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four-county area. The possibility exists that another natural disaster such as an earthquake could create a major dislocation of the California economy.

         The Funds' concentration in California Municipal Securities provides a greater level of risk than funds that are diversified across numerous states and municipal entities.

         15. PUTS. The California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may acquire "puts" with respect to the Municipal Securities held in their respective portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. These Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of the Fund's portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. Under certain circumstances, puts may be used to shorten the maturity of underlying adjustable rate notes for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the California Tax-Free Money Market Fund's assets pursuant to Rule 2a-7 under the 1940 Act.

         The California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         16. SHARES OF MUTUAL FUNDS. Each Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to HighMark Funds by the Securities and Exchange Commission, such other registered investment companies securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which the Adviser or Sub-Adviser to a Fund of HighMark Funds, or an affiliate of such Adviser or Sub-Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by a Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of HighMark Funds, and, to the extent required by applicable law, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

         Investments by the California Tax-Free Money Market Fund in the shares of other tax-exempt money market mutual funds are described under "Municipal Securities" above.

         17. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

         When a Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.

         The Funds expect that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeded this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund's investment objective.

         18. ZERO-COUPON SECURITIES. Consistent with its objectives, a Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method. In addition, if an obligation is purchased subsequent to its original issue, a holder such as the Fixed Income Funds may elect to include market discount in income currently on a ratable accrual method or a constant interest rate method. Market discount is the difference between the obligation's "adjusted issue price" (the original issue price plus original issue discount accrued to date) and the holder's purchase price. If no such election is made, gain on the disposition of a market discount obligation is treated as ordinary income (rather than capital gain) to the extent it does not exceed the accrued market discount.

         19. OPTIONS (PUTS AND CALLS) ON SECURITIES. Each Equity Fund may buy and sell options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

         There are risks associated with such investments including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

         20. COVERED CALL WRITING. Each Equity Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. A Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         21. PURCHASING CALL OPTIONS. The Equity Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Funds may sell, exercise or close out positions as the Adviser deems appropriate.

         22. PURCHASING PUT OPTIONS. Each Equity Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         23. OPTIONS IN STOCK INDICES. The Equity Funds may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

         24. RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies depends on the ability of the Adviser or, where applicable, the Sub-Adviser to forecast interest rate and market movements correctly.

         When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser or, where applicable, the Sub-Adviser deems it desirable to do so. Although a Fund will take an option position only if its Adviser or, where applicable, the Sub-Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

         25. FUTURES CONTRACTS ON SECURITIES AND RELATED OPTIONS. The Equity Funds and Fixed Income Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of a Fund.

         26. FUTURES CONTRACTS ON SECURITIES. The Equity Funds and Fixed Income Funds will enter into futures contracts on securities only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

         A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission
(CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. A Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         27. OPTIONS ON SECURITIES' FUTURES CONTRACTS. The Equity Funds and Fixed Income Funds will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. A Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

         Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of a Fund's total assets.

         28. RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of securities' futures contracts by a Fund is subject to the ability of the Adviser or, where applicable, the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         29. INDEX FUTURES CONTRACTS. The Equity Funds may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. A Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

         An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When a Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

         A Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when a Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only a daily basis.

         The extent to which a Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Funds' intention to qualify as such.

         30. OPTIONS ON INDEX FUTURES CONTRACTS. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.

         31. FOREIGN INVESTMENT. Certain of the Funds may invest in U.S. dollar denominated obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Equity Funds may invest in American Depositary Receipts. The Equity Funds and Fixed Income Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with a Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that a Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         On January 1, 1999, the European Monetary Market Union ("EMU") introduced a new single currency, the euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank ("ECB") was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

         The Small Cap Value Fund and International Equity Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

         Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

         Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

         32. FOREIGN CURRENCY TRANSACTIONS. Under normal market conditions, the International Equity Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Equity Fund expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging"). The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts ("futures contracts"). The Fund may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and the Fund's ability to engage in hedging and related options transactions may be limited by tax considerations.

         33. TRANSACTION HEDGING. When it engages in transaction hedging, the International Equity Fund enters into foreign currency transactions with respect to specific receivables or payables of the International Equity Fund, generally arising in connection with the purchase or sale of its portfolio securities. The International Equity Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Although there is no current intention to do so, the International Equity Fund reserves the right to purchase and sell foreign currency futures contracts which are traded in the United States and are subject to regulation by the CFTC.

         For transaction hedging purposes the International Equity Fund may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         34. POSITION HEDGING. When it engages in position hedging, the International Equity Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Sub-Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for the International Equity Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Equity Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         35. CURRENCY FORWARD AND FUTURES CONTRACTS. Consistent with its investment objective and policies, the International Equity Fund and Small Cap Value Fund may invest in currency forward and futures contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. The Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

         Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin, as described below.

         A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Fund's securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Fund's long-term investment strategies. However, the Adviser and Sub-Adviser believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of the Fund will be served.

         When the Adviser and Sub-Adviser believe that the currency of a particular country may suffer a significant decline against another currency, the Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Fund may realize a gain or loss from currency transactions.

         36. GENERAL CHARACTERISTICS OF CURRENCY FUTURES CONTRACTS. When the International Equity Fund or Small Cap Value Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the International Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         37. FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the International Equity or Small Cap Value Fund's Sub-Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market, and thus may not reflect relatively smaller transactions (less than $1 million), where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market.

         38. FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the International Equity Fund or the Small Cap Value Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         39. INDEX-BASED INVESTMENTS. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

         A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

         Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         40. SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES. Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

         41. HIGH YIELD SECURITIES. The Small Cap Value Fund and the Fixed Income Funds may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

         The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

         Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

         A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its Shareholders.

         42. MONEY MARKET INSTRUMENTS. Each Fund, subject to its own investment limitations, may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

         43. TREASURY RECEIPTS. Consistent with its investment objective, policies and restrictions, each Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

         44. HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET FUNDS. As noted in the Prospectuses for the Money Market Funds, each such Fund may invest only in obligations determined by the Adviser to present minimal credit risks under guidelines adopted by HighMark Funds' Board of Trustees.

         With regard to the Diversified Money Market Fund and the California Tax-Free Money Market Fund, investments will be limited to "Eligible Securities." Eligible Securities include First Tier Securities and Second Tier Securities. First Tier Securities include those that possess at least one rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Board of Trustees. Second Tier Securities are all other Eligible Securities.

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by the Adviser to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Adviser. In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Adviser to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer's long-term obligations, but only in accordance with the requirements of Rule 2a-7. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

         Certain of the obligations in which the Funds may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes.

         In the case of the Diversified Money Market Fund, Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one NRSRO (the Diversified Money Market Fund may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that do not possess a short-term rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees). In the case of the California Tax-Free Money Market Fund, Eligible Securities include those obligations that, at the time of purchase, possess one of the two highest short-term ratings by at least one NRSRO or do not possess a short-term rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated obligations eligible for purchase by the Fund under guidelines adopted by the Board of Trustees.

         Specific obligations that the Diversified Money Market Fund may invest in include:

         (i) obligations issued by the U.S. Government, and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration);

         (ii) obligations such as bankers' acceptances, bank notes, certificates of deposit and time deposits of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment;

         (iii) short-term promissory notes issued by corporations, including Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer;

         (iv) U.S. dollar-denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities, and obligations of supranational entities such as the World Bank and the Asian Development Bank (provided that the Fund invests no more than 5% of its assets in any such instrument and invests no more than 25% of its assets in such instruments in the aggregate);

         (v) readily-marketable, short-term asset-backed debt securities, repayment on which is obtained from an identifiable pool of assets, typically receivables related to a particular industry, such as credit card receivables, automobile loan or lease related receivables, trade receivables or diversified financial assets (provided that the Fund invests no more than 25% of its assets in any such industry and invests no more than 35% of its assets in such instruments in the aggregate);

         (vi)     Treasury receipts, including TRs, TIGRs and CATs; and

         (vii)    repurchase agreements involving such obligations.

         The Diversified Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. (This three day "safe harbor" provision will not be applicable to the California Tax-Free Money Market

Fund, because single state funds are specifically excluded from this Rule 2a-7 provision.) In addition, the Diversified Money Market Fund may not invest more than 5% of its total assets in Second Tier Securities, with investments in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1.0 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Diversified Money Market Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Diversified Money Market Fund's assets that may be invested in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by HighMark Funds' Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), when in the best interests of the Shareholders, the Adviser may be required to promptly take appropriate action with respect to an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by the Adviser with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         45. ILLIQUID SECURITIES. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% (in the case of each of the Money Market Funds, not more than 10%) of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

         46. RESTRICTED SECURITIES. Each Fund has adopted a nonfundamental policy (which may be changed without Shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of Trustees. Restricted securities purchased by the Funds may include

Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A security).

                             INVESTMENT RESTRICTIONS

         Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined below). Except with respect to a Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

100% U.S. TREASURY MONEY MARKET FUND

         The 100% U.S. Treasury Money Market Fund may not purchase securities other than short-term obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury.

EACH OF THE GROWTH FUND, THE INCOME EQUITY FUND, THE BALANCED FUND, THE BOND FUND, THE DIVERSIFIED MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND, AND THE 100% U.S. TREASURY MONEY MARKET FUND MAY NOT:

                  1. Purchase securities on margin (except that, with respect to the Growth Fund, the Income Equity Fund, the Balanced Fund and the Bond Fund only, such Funds may make margin payments in connection with transactions in options and financial and currency futures contracts), sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with the investment objectives and policies of such Fund;

                  2. Purchase or sell commodities, commodity contracts (excluding, with respect to the Growth Fund, the Income Equity Fund, the Balanced Fund, and the Bond Fund, options and financial and currency futures contracts), oil, gas or mineral exploration leases or development programs, or real estate (although investments by the Growth Fund, the Income Equity Fund, the Balanced Fund, the Bond Fund, and the Diversified Money Market Fund in marketable securities of companies engaged in such activities and investments by the Growth Fund, the Income Equity Fund, the Balanced Fund, and the Bond Fund in securities secured by real estate or interests therein, are not hereby precluded to the extent the investment is appropriate to such Fund's investment objective and policies);

                  3. Invest in any issuer for purposes of exercising control or management;

                  4. Purchase or retain securities of any issuer if the officers or Trustees of HighMark Funds or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

                  5. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid. For purposes of this restriction, the deposit of securities and other collateral arrangements with respect to options and financial and currency futures contracts, and payments of initial and variation margin in connection therewith, are not considered a pledge of a Fund's assets; and

THE DIVERSIFIED MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND AND THE 100% U.S. TREASURY MONEY MARKET FUND MAY NOT:

                  1. Buy common stocks or voting securities, or state, municipal or private activity bonds;

                  2.  Write or purchase put or call options; or

                  3. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation). (As indicated below, the Funds have adopted a non-fundamental investment policy that is more restrictive than this fundamental investment limitation);

                  4. Purchase any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments or obligations of the U.S. Government, its agencies, or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).

                  5. Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements as permitted by its individual investment objective and policies.

                  The Diversified Money Market Fund, the U.S. Government Money Market Fund, and the 100% U.S. Treasury Money Market Fund have each adopted, in accordance with Rule 2a-7, a non-fundamental policy providing that the 5% limit noted in limitation (3) above shall apply to 100% of each Fund's assets. Notwithstanding, each such Fund may invest up to 25% of its assets in First Tier qualified securities of a single issuer for up to three business days.

EACH OF THE EQUITY AND FIXED INCOME FUNDS, OTHER THAN THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, MAY NOT:

                  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, (and, with respect to the International Equity Fund only, repurchase agreements involving such securities) if, immediately after the purchase, more than 5% of the value of such Fund's total assets would be invested in the issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the issuer's outstanding voting securities (except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations). With respect to the International Equity Fund, for purposes of this investment limitation, each foreign governmental issuer is deemed a separate issuer;

                  2. Purchase any securities that would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and

                  3. Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies.

THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND MAY NOT:

                  1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in securities of such issuer provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law;

                  2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, and provided further, that utilities as a group will not be considered to be one industry, and wholly-owned subsidiaries organized to finance the operations of their parent companies will be considered to be in the same industries as their parent companies; and

                  3. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) lend securities.

THE CALIFORNIA TAX-FREE MONEY MARKET FUND MAY NOT:

                  1. Purchase or sell real estate; provided, however, that the Fund may, to the extent appropriate to its investment objective, purchase Municipal Securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein;

                  2. Purchase securities on margin, make short sales of securities or maintain a short position;

                  3.  Underwrite the securities of other issuers;

                  4. Purchase securities of companies for the purpose of exercising control or management;

                  5. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration leases or development programs; provided, however, the Fund may, to the extent appropriate to the Fund's investment objective, purchase publicly traded obligations of companies engaging in whole or in part in such activities;

                  6. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid;

                  7. Write or sell puts, calls, straddles, spreads, or combinations thereof, except that the Fund may acquire puts with respect to Municipal Securities in its portfolio and sell the puts in conjunction with a sale of the underlying Municipal Securities;

                  8. Acquire a put, if, immediately after the acquisition, more than 5% of the total amortized cost value of the Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Fund's total assets may be subject to puts without regard to the 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). In applying the above-described limitation, the Fund will aggregate securities subject to puts from any one institution with the Fund's investments, if any, in securities issued or guaranteed by that institution. In addition, for the purpose of this investment restriction and investment restriction No. 10 below, a put will be considered to be from the party to whom the Fund will look for payment of the exercise price;

                  9. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after the acquisition, the amortized cost value of the security or securities underlying the put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the Fund's assets; and

                  10. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation). For purposes of this investment restriction, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security or, with respect to be private activity bond that is backed only by the assets and revenues of non-governmental user, by the non-governmental user;

                  11. Purchase any securities that would cause 25% or more of such Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to securities of the U.S. Government, its agencies or instrumentalities or Municipal Securities or governmental guarantees of Municipal Securities; and provided, further, that for the purpose of this limitation, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to by Municipal Securities.

                  12. Make loans; except that the Fund may purchase or hold debt instruments, lend portfolio securities and enter into repurchase agreements as permitted by its investment objective and policies.

EACH OF THE BALANCED FUND, INCOME EQUITY FUND, GROWTH FUND, BOND FUND, 100% U.S. TREASURY MONEY MARKET FUND, CALIFORNIA TAX-FREE MONEY MARKET FUND, DIVERSIFIED MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND:

                  1. May not purchase securities of other investment companies, except as permitted by the 1940 Act.

EACH OF THE VALUE MOMENTUM FUND, THE CORE EQUITY FUND, THE INTERNATIONAL EQUITY FUND, THE SMALL CAP VALUE FUND, THE INTERMEDIATE-TERM BOND FUND, AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND:

                  1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  2. Concentrate investments in a particular industry or group of industries, or within any one state (except that the limitation as to investments in any one state or its political subdivision shall not apply to the California Intermediate Tax-Free Bond Fund), as concentration is defined under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the Value Momentum Fund, the Core Equity Fund, the International Equity Fund, the Small Cap Value Fund, the Intermediate-Term Bond Fund, and the California Intermediate Tax-Free Bond Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

         1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

         The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund in the aggregate (with each other and with all other mutual funds in the HighMark Funds) from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. The SEC rules applicable to money market funds also govern and place certain quality restrictions on these investments.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE VALUE MOMENTUM FUND, THE CORE EQUITY FUND, THE INTERNATIONAL EQUITY FUND, THE SMALL CAP VALUE FUND, THE INTERMEDIATE-TERM BOND FUND, AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND ARE NON-FUNDAMENTAL POLICIES. EACH FUND MAY NOT:

                  1. Acquire more than 10% of the voting securities of any one issuer. This limitation applies to only 75% of a Fund's assets.

                  2. Invest in companies for the purpose of exercising control.

                  3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing. To the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

                  4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

                  5. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Core Equity Fund, the International Equity Fund, the Value Momentum Fund, the Intermediate-Term Bond Fund and the California Intermediate Tax-Free Bond Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

                  6. Make short sales of securities, maintain a short position or purchase securities on margin, except that HighMark Funds may obtain short-term credits as necessary for the clearance of security transactions.

                  7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                  8. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

                  9. Purchase or retain securities of an issuer if, to the knowledge of HighMark Funds, an officer, trustee, partner or director of HighMark Funds or the Adviser or Sub-Advisers of HighMark Funds owns beneficially more than 1/2 or 1% of the shares or securities or such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.

                  10. Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

         VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds or a particular Fund or a particular Class of Shares of HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

         A Fund's turnover rate is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnover rate with respect to each of the Money Market Funds was zero percent for each of the last two fiscal years, and is expected to remain zero percent.

         For HighMark Funds' fiscal years ended July 31, 1999 and July 31, 1998, each Funds' portfolio turnover rate was as follows:

         FUND                               1999         1998
         ----                               ----         ----
Balanced Fund                               34%          22%
Growth Fund                                 52%          67%
Income Equity Fund                          71%          69%
International Equity Fund                   87%          72%


                                      -48-

         FUND                               1999         1998
         ----                               ----         ----
Small Cap Value Fund                        74%          N/A
Value Momentum Fund                         9%            7%
Bond Fund                                   39%          16%
California Intermediate Tax-Free Bond Fund  11%          23%
Intermediate-Term Bond Fund                 19%          51%

         It is currently expected that the Core Equity Fund's portfolio turnover rate will not exceed 40%.

         The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares.

                                    VALUATION

         As disclosed in the Prospectuses, each Money Market Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of 1:00 p.m., Pacific Time (4:00 p.m. Eastern
Time) and 11:00 a.m. Pacific Time (2:00 p.m. Eastern Time) on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). As disclosed in the Prospectuses, each Equity Fund's and Fixed Income Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of 1:00 p.m., Pacific Time (4:00 p.m. Eastern Time) on days on which the New York Stock Exchange is open for business (also "Business Days").

VALUATION OF THE MONEY MARKET FUNDS

         The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates.

         HighMark Funds' Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of each Money Market Fund for purposes of sales and redemptions at $l.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of a Fund, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share based on available market quotations.

VALUATION OF THE EQUITY FUNDS AND THE FIXED INCOME FUNDS

         Except as noted below, investments by the Equity Funds and the Fixed Income Funds in securities traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. With regard to each such Fund, securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of HighMark Funds' Board of Trustees. With the exception of short-term securities as described below, the value of each Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions of shares of the Money Market Funds may be made on days on which both the New York Stock Exchange and the Federal Reserve wire systems are open for business. Purchases and redemptions of shares of the Equity Funds and Fixed Income Funds may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of HighMark Funds calculated to three decimal places.

         It is currently HighMark Funds' policy to pay redemptions in cash. HighMark Funds retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds other than the Money Market Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.

         HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and

Exchange Commission has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Funds for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its Shareholders to accept such order.

         If a Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.

         Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and transfer agent will each employ reasonable procedures to confirm that instructions, communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

         Shares of the Funds may be purchased through financial institutions, including the Adviser, that provide distribution assistance or Shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

         Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

         Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank of California and its affiliates), may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.

REDEMPTION BY CHECKWRITING

         Checkwriting is available to Shareholders of the Money Market Funds who have purchased Retail Shares directly from the Funds without the help of an investment professional. HighMark Funds will provide Shareholders of record, upon request and without charge, with checks drawn on the Fund in which they have an account. Shareholders will be required to sign signature cards and will be subject to any applicable rules and regulations of the clearing bank relating to check redemption privileges.

         Checks drawn on the Money Market Funds may be made payable to the order of any payee in an amount of $500 or more. Shareholders should be aware that, as in the case with bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank, as agent, causes the Fund to redeem, at the net asset value next determined after such presentation, a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by the clearing bank if there are insufficient shares to meet the withdrawal amount. Shareholders of record wishing to use this method of redemption should check the appropriate box on the Account Application, obtain a signature card by calling 1-800-433-6884, and mail the completed form and signature card to the transfer agent at P.O. Box 8416, Boston, Massachusetts 02266-8416. There is no charge for the clearance of any checks, although the clearing bank will impose its customary overdraft fee in connection with returning any checks as to which there are insufficient shares to meet the withdrawal amount. As of the date of this Supplement, the overdraft fee was $20. Shareholders are permitted to write a maximum of five checks per month. A charge of $25 will be assessed to the account of a Shareholder who writes more than the permitted maximum amount of checks per month. Shareholders may not use a check to close their account.

SALES CHARGES

         FRONT-END SALES CHARGES. The commissions shown in the Prospectuses apply to sales through authorized dealers and brokers. Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, the Distributor may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of a Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or without the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

         CONTINGENT DEFERRED SALES CHARGES ("CDSC"). In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over six years or Class B shares acquired pursuant to reinvestment of dividends or other distributions and third of Class B shares held longest during the six year period. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

         In calculating the sales charge rates applicable to current purchases of a Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of a Fund and other funds of HighMark Funds (the "Eligible Funds") which are sold subject to a comparable sales charge.

         The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. A Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

         LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase Class A Shares of a Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, the Shareholder must notify the transfer agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the transfer agent that such purchases are applicable under the Letter.

         RIGHTS OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A Shares of the Funds sold subject to a comparable sales charge.

         To exercise your right of accumulation based upon Shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

         FRONT-END SALES CHARGE WAIVERS. The following categories of investors may purchase Class A Shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

                  (1) Existing holders of Class A Shares of a Fund upon the reinvestment of dividend and capital gain distributions on those Shares;

                  (2) Investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A. or their affiliates, or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf;

                  (3) State and local governments;

                  (4) Individuals who have received distributions from employee benefit trust accounts administered by Union Bank of California who are rolling over such distributions into an individual retirement account administered by or for which the Bank serves as trustee or custodian. All subsequent purchases into the Funds made by such individuals will be subject to the appropriate sales charge;

                  (5) Individuals who purchase Class A Shares with proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California;

                  (6) Individuals who purchase Class A Shares with proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account;

                  (7) Investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent;

                  (8) Investors purchasing Class A Shares with proceeds from a redemption of Shares of another open-end investment company (other than HighMark Funds) on which a sales charge was paid. Satisfactory evidence of the purchaser's eligibility must be provided at the time of purchase (e.g., a confirmation of the redemption);

                  (9) Brokers, dealers and agents who are purchasing for their own account and who have a sales agreement with the Distributor, and their employees (and their spouses and children under the age of 21);

                  (10) Investors purchasing Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh) sponsored by Union Bank of California or any other parties;

                  (11) Purchasers of Class A Shares of the Growth Fund that are sponsors of other investment companies that are unit investment trusts for deposit by such sponsors into such unit investment trusts, and to purchasers of Class A Shares of the Growth Fund that are holders of such unit investment trusts that invest distributions from such investment trusts in Class A Shares of the Growth Fund;

                  (12) Present and retired trustees of the Funds and directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds; and

                  (13) Investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

                  (14) Investors who purchased Class A Shares without the assistance of an investment professional (Fund Direct accounts) between May 15, 1998 and August 31, 1998. All subsequent purchases of Class A Shares may be made with no sales charge.

          With regard to categories 2 through 12 and 14 above, the Distributor must be notified that the purchase qualifies for a sales charge waiver at the time of purchase.

         REDUCTIONS FOR QUALIFIED GROUPS. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

         All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

         REDUCTIONS FOR AUTOMATIC INVESTMENT PLAN ("AIP") PARTICIPANTS. Any shareholders that have established an AIP on or before November 30, 1999 may be eligible for a reduced sales charge through automatic deductions from their checking or savings account as described in the tables below:

                                  EQUITY FUNDS

                                                       Sales Charge as
                                    Sales Charge       Appropriate          Commission as
                                    As Percentage      Percentage of Net   Percentage of
     Amount of Purchase             of Offering Price  Amount Invested     Offering Price
     ------------------             -----------------  ---------------     --------------
     0 - $49,999                    4.50%              4.71%               4.05%
     $50,000 -- $99,999             4.00%              4.17%               3.60%
     $100,000 -- $249,999           3.50%              3.63%               3.15%
     $250,000 -- $499,999           2.50%              2.56%               2.25%
     $500,000 -- $999,999           1.50%              1.52%               1.35%
     $1,000,000 and Over*           0.00%              0.00%               0.00%

          * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.


                                                FIXED INCOME FUNDS

                                                  Sales Charge as
                               Sales Charge       Appropriate          Commission as
                               As Percentage      Percentage of Net   Percentage of
Amount of Purchase             of Offering Price  Amount Invested     Offering Price
------------------             -----------------  ---------------     --------------
0 - $24,999                    3.00%               3.09%               2.70%
$25,000 -- $49,000             2.50%               2.56%               2.25%
$50,000 -- $99,999             2.00%               2.04%               1.80%
$100,000 -- $249,999           1.50%               1.52%               1.35%
$250,000 -- $999,999           1.00%               1.01%               0.90%
$1,000,000 and Over*           0.00%               0.00%               0.00%

         * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.

         CDSC WAIVERS. The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A

Shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

ADDITIONAL FEDERAL TAX INFORMATION

         Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of its dividends, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.

         Any dividend declared by a Fund to Shareholders of record on a date in October, November or December generally is deemed to have been received by its Shareholders on December 31 of such year (and paid by the Fund on or before such time) provided that the dividend actually is paid during January of the following year.

         If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

         A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his or her tax return payments of interest or dividends.

         The foregoing discussion and the one below regarding the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund under "Federal Taxation" is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE CALIFORNIA TAX-FREE MONEY MARKET FUND AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

         FEDERAL TAXATION. As indicated in their respective Prospectuses, the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund are designed to provide individual Shareholders with current tax-exempt interest income. Neither of these Funds is intended to constitute a balanced investment program or is designed for investors seeking capital appreciation. Nor are the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund designed for investors seeking maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts because such institutions, plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt, and such dividends would ultimately be taxable to the plan and account beneficiaries when distributed to them.

         The Code permits a regulated investment company that invests at least 50% of its total assets in tax-free Municipal Securities (at the close of each quarter of the Fund's taxable year) to pass through to its investors, tax-free, net Municipal Securities interest income to the extent such interest would be exempt if earned directly. Because the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund intend to be qualified to pay such exempt-interest dividends, these Funds will be limited in their ability to enter into taxable transactions, such as forward commitments, repurchase agreements, securities lending transactions, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets. The policy of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all of such Fund's Municipal Securities interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof derived from interest excludable from gross income and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of such Fund's taxable year, but the aggregate of such dividends may not exceed the net Municipal Securities interest received by the Fund during the taxable year. In the case of each of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund the percentage of the dividends paid for any taxable year that qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends during such year, regardless of the period for which the Shares were held.

         Exempt-interest dividends may be treated by Shareholders of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund as items of interest excludable from their gross income. However, each such Shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would remain excludable if such Shareholder were treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. In addition, exempt-interest dividends may be taxable for federal alternative minimum tax purposes and for state and local purposes.

         The California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund will distribute substantially all of any investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Distributions of such income will be taxable to Shareholders as ordinary income. The dividends-received deduction for corporations is not expected to apply to such distributions.

         Distributions designated by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund as deriving from net gains on securities held for more than one year will be taxable to a Fund Shareholder as such, regardless of how long a time the Shareholder held the Fund's Shares. Such distributions will not be eligible for the dividends-received deduction. If a Shareholder disposes of Shares in a Fund at a loss before holding such Shares for longer than six months, such loss will be disallowed to the extent of any exempt-interest dividends paid thereon, and any remaining loss will be treated as a long-term capital loss to the extent the Shareholder has received a capital gain dividend on the Shares.

         Shareholders receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Fund).

         Like the other Funds, if for any taxable year the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund does not qualify for the special tax treatment afforded regulated investment companies, all of such Fund's taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to Shareholders), and Municipal Securities interest income, although not taxable to the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund, would be taxable to Shareholders as ordinary income when distributed as dividends.

         Depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may be subject to the tax laws of such states or localities. For a summary of certain California tax considerations affecting the California
Tax-

Free Money Market Fund and the California Intermediate Tax-Free Bond Fund, see "California Taxation" below.

         As indicated in their Prospectuses, the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of each Fund is to limit its acquisition of puts to those under which the Fund will be treated for Federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on such Municipal Securities will be tax-exempt to the Fund. There is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences that may result from the acquisition of many of the types of puts that the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund could acquire under the 1940 Act. Therefore, although they will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the relevant Fund.

         CALIFORNIA TAXATION. Under existing California law, if the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund continue to qualify for the special federal income tax treatment afforded regulated investment companies and if at the end of each quarter of each such Fund's taxable year at least 50% of the value of that Fund's assets consists of obligations that, if held by an individual, would pay interest exempt from California taxation ("California Exempt-Interest Securities"), Shareholders of that Fund will be able to exclude from income, for California personal income tax purposes, "California exempt-interest dividends" received from that Fund during that taxable year. A "California exempt-interest dividend" is any dividend or portion thereof of the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund not exceeding the interest received by the Fund during the taxable year on California Exempt-Interest Securities (less direct and allocated expenses, which includes amortization of acquisition premium) and so designated by written notice to Shareholders within 60 days after the close of that taxable year.

         Distributions, other than of "California exempt-interest dividends," by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund to California residents will be subject to California personal income taxation. Gains realized by California residents from a redemption or sale of Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund will also be subject to California personal income taxation. In general, California nonresidents, other than certain dealers, will not be subject to California personal income taxation on distributions by, or on gains from the redemption or sale of, Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund unless those Shares have acquired a California "business situs." (Such California nonresidents may, however, be subject to other state or local income taxes on such distributions or gains, depending on their residence.) Short-term capital losses realized by shareholders from a redemption of shares of the California Tax-Free Money Market

Fund and the California Intermediate Tax-Free Bond Fund within six months from the date of their purchase will not be allowed for California personal income tax purposes to the extent of any tax-exempt dividends received with respect to such Shares during such period. No deduction will be allowed for California personal income tax purposes for interest on indebtedness incurred or continued in order to purchase or carry Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund for any taxable year of a Shareholder during which the Fund distributes "California exempt-interest dividends."

         A statement setting forth the amount of "California exempt-interest dividends" distributed during each calendar year will be sent to Shareholders annually.

         The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the Shareholders of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. This summary does not describe the California tax treatment of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. In addition, no attempt has been made to present a detailed explanation of the California personal income tax treatment of the Fund's Shareholders. Accordingly, this discussion is not intended as a substitute for careful planning. Further, "California exempt-interest dividends" are excludable from income for California personal income tax purposes only. Any dividends paid to Shareholders subject to California corporate franchise tax will be taxed as ordinary dividends to such Shareholders, notwithstanding that all or a portion of such dividends is exempt from California personal income tax. Accordingly, potential investors in the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California tax situation, in general.

FOREIGN TAXES

         Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.


                          MANAGEMENT OF HIGHMARK FUNDS

TRUSTEES AND OFFICERS

         Overall responsibility for management of each Fund rests with the Trustees of HighMark Funds, who are elected by HighMark Funds' Shareholders. There are currently six Trustees, all of whom are not "interested persons" of HighMark Funds within the meaning of that term under the 1940 Act.

         The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations.

         The Trustees and officers of HighMark Funds, their addresses and principal occupations during the past five years are set forth below.

                                        POSITION(S) HELD                        PRINCIPAL OCCUPATION
NAME AND ADDRESS                        WITH HIGHMARK FUNDS                     DURING PAST 5 YEARS
----------------                        -------------------                     -------------------
Thomas L. Braje                         Trustee, Vice Chairman                  Prior to retirement in October 1996,
1 Freedom Valley Dr.                                                            Vice President and Chief Financial
Oaks, PA 19087                                                                  Officer of Bio Rad Laboratories, Inc.
Date of Birth: 6/7/43

David A. Goldfarb                       Trustee, Chairman                       Partner, Goldfarb & Simens, Certified
1 Freedom Valley Dr.                                                            Public Accountants.
Oaks, PA 19087
Date of Birth: 8/2/42

Joseph C. Jaeger                        Trustee                                 Prior to retirement in June 1998, Senior
1 Freedom Valley Dr.                                                            Vice President and Chief Financial
Oaks, PA 19087                                                                  Officer, Delta Dental Plan of California.
Date of Birth: 8/21/35

Frederick J. Long                       Trustee                                 Prior to retirement in December 1999,
1 Freedom Valley Dr.                                                            Chairman, Acordia West and Acordia
Oaks, PA 19087                                                                  Northwest Inc. (each an insurance
Date of Birth: 9/17/35                                                          brokerage firm).


                                      -63-

                                        POSITION(S) HELD                        PRINCIPAL OCCUPATION
NAME AND ADDRESS                        WITH HIGHMARK FUNDS                     DURING PAST 5 YEARS
----------------                        -------------------                     -------------------
Michael L. Noel                         Trustee                                 President, Noel Consulting Company since
1 Freedom Valley Dr.                                                            1998.  From 1991 to 1997, Member of the
Oaks, PA 19087                                                                  Board of Trustees of Stepstone Funds.
Date of Birth: 4/5/41                                                           Prior to retirement in December 1994,
                                                                                Senior Vice President and Chief
                                                                                Financial Officer, Southern California
                                                                                Edison Company; Director of Amervest
                                                                                Company, and SCAN Health Plan; Chairman
                                                                                of the Board of Directors of Current
                                                                                Income Shares, Inc. From April 1997 to
                                                                                December 1998, Member of HighMark Funds
                                                                                Advisory Board.

Robert M. Whitler                       Trustee                                 Director, Current Income Shares, Inc.
1 Freedom Valley Dr.                                                            From April 1997 to December 1998, Member
Oaks, PA 19087                                                                  of HighMark Funds Advisory Board.  Prior
Date of Birth: 9/11/38                                                          to retirement in 1996, Executive Vice
                                                                                President and head of Union Bank's Trust
                                                                                and Investment Group.

Paul L. Smith                           Member Advisory Board                   Member of the Board of Trustees of
1 Freedom Valley Dr.                                                            Stepstone Funds from 1991 to 1997.  From
Oaks, PA 19087                                                                  April 1997 to December 1998, Trustee of
Date of Birth: 4/25/18                                                          HighMark Funds.

William R. Howell                       Member Advisory Board                   Director, Current Income Shares, Inc.
1 Freedom Valley Dr.                                                            from 1973 until retirement in 1998.
Oaks, PA 19087                                                                  Chairman of the Board of Trustees of
Date of Birth: 2/28/22                                                          Stepstone Funds from 1991 to 1997.  From
                                                                                April 1997 to December 1998, Trustee of
                                                                                HighMark Funds.


                                      -64-

                                        POSITION(S) HELD                        PRINCIPAL OCCUPATION
NAME AND ADDRESS                        WITH HIGHMARK FUNDS                     DURING PAST 5 YEARS
----------------                        -------------------                     -------------------
Mark E. Nagle                           President and Chief Executive           Vice President and Controller, Funds
530 East Swedesford Road                Officer                                 Account, Vice President of the
Wayne, PA 19087                                                                 Administrator and Distributor, employee
Date of Birth: 10/20/59                                                         since November 1996.  From 1995 to 1996,
                                                                                Vice President of Fund Accounting of
                                                                                BISYS Fund Services.  Prior to 1995,
                                                                                Senior Vice President for Fidelity
                                                                                Investments since 1981.

Robert DellaCroce                       Controller and Chief Financial          CPA, Director of Fund Resources,
530 East Swedesford Road                Officer                                 employee since 1994.  Prior to 1994,
Wayne, PA 19087                                                                 senior manager for Arthur Andersen.
Date of Birth: 12/17/63

Kevin P. Robins                         Vice President and Assistant            Employee since 1992.  Prior to 1992,
1 Freedom Valley Drive                  Secretary                               associate with Morgan Lewis & Bockius
Oaks, PA 19456                                                                  since 1988.
Date of Birth: 4/15/61

Todd Cipperman                          Vice President and Assistant            Employee since 1995.  From 1994 to May
1 Freedom Valley Drive                  Secretary                               1995, associate with Dewey Ballantine.
Oaks, PA 19456                                                                  Prior to 1994, associate with Winston &
Date of Birth: 2/14/66                                                          Strawn.


Lydia A. Gavalis                        Vice President and Assistant            Vice President and Assistant Secretary
1 Freedom Valley Drive                  Secretary                               of SEI Investments Company, employee
Oaks, PA 19456                                                                  since 1998.  Prior to 1998, Assistant
Date of Birth: 10/30/48                                                         General Counsel and Director of
                                                                                Arbitration, Philadelphia Stock Exchange.


                                      -65-

                                        POSITION(S) HELD                        PRINCIPAL OCCUPATION
NAME AND ADDRESS                        WITH HIGHMARK FUNDS                     DURING PAST 5 YEARS
----------------                        -------------------                     -------------------
Lynda J. Striegel                       Vice President and Secretary            Vice President and Assistant Secretary
1 Freedom Valley Drive                                                          of SEI Investments Company, employee
Oaks, PA 19456                                                                  since 1998.  From 1997 to 1998, Senior
Date of Birth: 10/30/48                                                         Assets Management Counsel, Barnett
                                                                                Banks, Inc. From 1996 to 1997, Partner,
                                                                                Groom and Nordberg, Chartered.  Prior to
                                                                                1995, Associate General Counsel, Riggs
                                                                                Bank, N.A.

Kathy Heilig                            Vice President and Assistant            Treasurer of SEI Investments Company,
1 Freedom Valley Drive                  Secretary                               employee since 1987.
Oaks, PA 19456
Date of Birth: 12/21/58

James R. Foggo                          Vice President and Assistant            Vice President and Assistant Secretary
1 Freedom Valley Drive                  Secretary                               of the Administrator and the
Oaks, PA 19456                                                                  Distributor, employee since 1998.  In
Date of Birth: 6/30/64                                                          1998, associate Paul Weiss, Rifkind,
                                                                                Wharton & Garrison.  From 1995 to 1998,
                                                                                associate, Baker & McKenzie.  Prior to
                                                                                1995, associate, Battle Fowler, L.L.P.

         The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of the Funds. See "Manager and Administrator" and "Distributor" below. Messrs. Nagle, Robins, Cipperman, DellaCroce and Foggo, and Ms. Striegel, Ms. Gavalis and Ms. Heilig are employees and officers of SEI Investments Company. While SEI Investments Mutual Funds Services is a distinct legal entity from SEI Investments Distribution Co., SEI Investments Mutual Funds Services is considered to be an affiliated person of SEI Investments Distribution Co. under the 1940 Act due to, among other things, the fact that SEI Investments Distribution Co. and SEI Investments Mutual Funds Services are both controlled by the same ultimate parent company, SEI Investments Company.

         During the fiscal year ended July 31, 1999, fees paid to the disinterested Trustees for their services as Trustees aggregated $137,000. For the disinterested Trustees, the following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended July 31, 1999:

                (1)                (2)                      (3)                   (4)                   (5)
              Name of           Aggregate               Pension or         Estimated Annual     Total Compensation
              Trustee         Compensation              Retirement           Benefits Upon           from Fund
                               from Group            Benefits Accrued         Retirement          Complex Paid to
                                                      as Part of Fund                                Trustees
                                                         Expenses
              -------           --------                 --------              --------              --------
Thomas L. Braje                  $17,000                    None                  None               $17,000
David A. Goldfarb                $18,000                    None                  None               $18,000
Joseph C. Jaeger                 $17,000                    None                  None               $17,000
Frederick J. Long                $17,000                    None                  None               $17,000
Michael L. Noel                  $17,000                    None                  None               $17,000
Robert M. Whitler                $17,000                    None                  None               $17,000
William R. Howell*               $17,000                    None                  None               $17,000
Paul L. Smith*                   $17,000                    None                  None               $17,000

*Members of Advisory Board.

         The Advisory Board to the Board of Trustees is responsible for providing monitoring services and evaluating issues affecting the HighMark Funds pursuant to the direction of the Board of Trustees, and consulting and providing advice to the Board of Trustees regarding those issues.

CODE OF ETHICS

         Highmark Funds, HighMark Capital Management, Inc., and SEI Investments Distribution Co. have each adopted a code of ethics ("Codes") pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

INVESTMENT ADVISER

         Investment advisory and management services are provided to each of the Funds by HighMark Capital Management, Inc. (the "Adviser"), pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the "Investment Advisory Agreement"). Prior to September 1, 1998, Pacific Alliance, a division of Union Bank of California, N.A., served as the Funds' investment adviser. On September 1, 1998, Pacific Alliance was reorganized into a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, creating HighMark Capital Management, Inc. HighMark Capital Management is a California corporation registered under the Investment Adviser's Act of 1940. Union Bank of California serves as custodian for each of the Funds. See "Transfer Agent, Custodian and Fund Accounting Services" below. Union Bank of California also serves as sub-administrator to each of the Funds pursuant to an agreement with SEI Investments Mutual Funds Services. See "Manager and Administrator" below.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under INVESTMENT RESTRICTIONS - Voting Information), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

         Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

         The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         On April 1, 1996, The Bank of California, N.A., HighMark Funds' then-investment adviser, combined with Union Bank and the resulting bank changed its name to Union Bank of California, N.A. At the same time, the banks' investment management divisions were combined. Each of The Bank of California and Union Bank (or its predecessor bank) has been in banking since the early 1900's, and historically, each has had significant investment functions within its trust and investment division. Union Bank of California, N.A. is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by The Bank of Tokyo - Mitsubishi, Ltd.

         For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, Union Bank of California is entitled to receive fees from each Fund as described in that Fund's Prospectus.

         For the fiscal years ended July 31, 1999, July 31, 1998, July 31, 1997, and January 1, 1997, HighMark Capital Management, Inc., or its predecessors, received the following investment advisory fees:

                                        Fiscal Year Ended

                                           July 31, 1999            July 31, 1998          July 31, 1997       January 31,  1997(1)
                                       --------------------     --------------------    ------------------    --------------------
                                                  Additional               Additional            Additional            Additional
                                                    Amount                   Amount                Amount                Amount
                                         Paid       Waived       Paid        Waived      Paid      Waived      Paid      Waived
                                        ------     --------     ------      --------    ------    --------    ------    --------
Balanced Fund                        $2,751,956         N/A   $2,602,642       N/A   $1,025,689       N/A   $1,630,000      N/A
Growth Fund                          $3,746,604    $162,470   $2,265,301       N/A     $666,964  $121,712          N/A      N/A
Income Equity Fund                   $3,971,713         N/A   $2,825,963       N/A   $1,986,575      $658          N/A      N/A
International Equity Fund              $903,234         N/A     $629,025       N/A     $218,664    $9,751     $413,000  $49,000
Value Momentum Fund                  $5,115,840     $82,551   $3,952,110       N/A   $1,158,537       N/A   $1,599,000      N/A
Bond Fund                            $1,434,828         N/A     $593,291       N/A     $294,637  $188,247          N/A      N/A
California Intermediate Tax-Free
  Bond Fund                            $340,650    $510,975      $87,732  $245,284         $506   $41,978       $1,000  $49,000
Intermediate-Term Bond Fund          $1,327,581         N/A     $863,851       N/A     $388,609       N/A     $711,000      N/A
100% U.S. Treasury Money Market
  Fund                               $2,877,943    $575,589   $2,383,235  $476,647   $1,377,080  $129,101          N/A      N/A
California Tax-Free Money Market
  Fund                                 $622,870  $1,245,740     $462,600  $925,201     $124,611  $266,840     $126,000
$265,000(2)
Diversified Money Market Fund        $7,834,593         N/A   $6,250,527       N/A   $2,181,976       N/A   $2,773,000      N/A
U.S. Government Money Market Fund    $1,380,558         N/A     $906,618       N/A     $838,857       N/A          N/A      N/A

         (1) See "ADDITIONAL INFORMATION - Miscellaneous" for an explanation of the different fiscal year ends for each Fund.

         (2) Each of these Funds is the accounting survivor of a reorganization of two mutual funds. All fees paid by these Funds (or sub-advisory fees paid with respect to these Funds) for a fiscal year end of January 31 represent the fees paid by the accounting survivor prior to the reorganization.

THE SUB-ADVISERS

         The Adviser and AXA Investment Managers GS Ltd. ("AXA") have entered into a sub-advisory agreement which relates to the International Equity Fund. Prior to October 1, 1999, AXA Asset Management Partenaires served as the International Equity Fund's Sub-Adviser. Prior to January 1, 1998, Tokyo-Mitsubishi Asset Management (U.K.), Ltd. ("TMAM") was the Fund's Sub-Adviser. The Adviser and Brandes Investment Partners LP ("Brandes") have entered into a sub-advisory agreement which relates to the Small Cap Value Fund (BTMT, together with AXA and Brandes, are hereafter collectively, the "Sub-Advisers").

         INTERNATIONAL EQUITY FUND. Under its sub-advisory agreement, AXA is entitled to a fee which is calculated daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the International Equity Fund. Such a fee is paid by the Adviser, and AXA receives no fees directly from the International Equity Fund. For the fiscal year ended July 31, 1999 and for the period from January 1, 1998 to July 31, 1998, AXA received sub-advisory fees of $471,338 and $192,406, respectively. For the period from August 1, 1997 to December 31, 1997, TMAM received sub-advisory fees of $59,319. For the period ended July 31, 1997 and the fiscal year ended January 31, 1997, TMAM received sub-advisory fees of $72,131 and $145,865, respectively, with respect to the International Equity Fund.

         AXA operates as a subsidiary of the AXA Group. AXA was established in 1998.

         SMALL CAP VALUE FUND. Under its sub-advisory agreement, Brandes is entitled to a fee which is calculated and paid monthly at the annual rate of
 .50% of the average of the market value of the assets of the Small Cap Value Fund allocated to Brandes. Such fee is paid by the Adviser, and Brandes receives no fees directly from the Small Cap Value Fund. For the fiscal year ended July 31, 1999, Brandes received sub-advisory fees of $921,269.

PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities for the Bond Fund, the Intermediate-Term Bond Fund, the California Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund and the California Tax-Free Money Market Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Growth Fund, the Income Equity Fund, the Value Momentum Fund, the Core Equity Fund, the International Equity Fund and the Small Cap Value Fund will generally involve the payment of a brokerage fee. Portfolio transactions for the Balanced Fund may be principal transactions or involve the payment of brokerage commissions. While the Adviser generally seeks competitive spreads or commissions on behalf of each of the Funds, HighMark Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser or the Sub-Advisers in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser or the Sub-Advisers may receive orders for transactions by HighMark Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or the Sub-Advisers and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser or the Sub-Advisers in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to HighMark Funds.

         Upon adoption by the Board of Trustees of certain procedures pursuant to Rule 17e-1 under the 1940 Act, HighMark Funds may execute portfolio transactions involving the payment of a brokerage fee through the Adviser, SEI Investments Distribution Co., and their affiliates in accordance with such procedures. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter repurchase or reverse repurchase agreements with, Union Bank of California, or their affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         Investment decisions for each Fund of HighMark Funds are made independently from those for the other Funds or any other investment company or account managed by the Adviser or the Sub-Advisers. However, any such other investment company or account may invest in the same securities as HighMark Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser or the Sub-Advisers believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser or the Sub-Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement and the

Sub-Advisory Agreements, in making investment recommendations for HighMark Funds, the Adviser or the Sub-Advisers will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser, the Sub-Advisers, their parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Adviser and the Sub-Advisers, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

         During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

                                            Fiscal Year Ended

                                    July 31, 1999         July 31, 1998         July 31, 1997      January 31, 1997
                                    -------------         -------------         -------------      ----------------
Balanced Fund                            $343,762              $205,232               $64,473              $159,120
Growth Fund                              $696,665              $465,576              $334,472                   N/A
Income Equity Fund                     $1,266,837              $638,230               $97,957                   N/A
International Equity Fund                $413,403              $389,285               $58,381              $107,379
Small Cap Value Fund                     $303,124                   N/A                   N/A                   N/A
Value Momentum Fund                      $371,708              $248,933              $118,620              $122,239

ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Investments Mutual Funds Services (the "Administrator") serves as administrator to each of the Funds pursuant to the administration agreement dated as of February 15, 1997 between HighMark Funds and the Administrator (the "Administration Agreement").

         SEI Investments Mutual Funds Services is a Delaware business trust whose sole beneficiary is SEI Investments Management Corporation. SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investment Company ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other institutional mutual funds: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, Boston 1784(R) Funds, The Advisers' Inner Circle Fund, The Pillar Funds, CUFund, STI Classic Funds, First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, Monitor Funds, TIP Funds, ARK Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, TIP Institutional Funds, ARMADA Funds, The Expedition Funds and Oak Associates Funds.

         Pursuant to the Administration Agreement, the Administrator provides the Group with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Group. As described below, the Administrator has delegated part of its responsibilities under the Administration Agreement to Union Bank of California, N.A.

         The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Funds. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a Fund's Retail Shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. Currently, the Administrator has agreed to waive its fee to the rate of 0.18% of the average daily net assets of the Funds.

         For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:

                                        Fiscal Year Ended

                                           July 31, 1999            July 31, 1998          July 31, 1997       January 31,  1997(1)
                                       --------------------     --------------------    ------------------    --------------------
                                                  Additional               Additional            Additional            Additional
                                                    Amount                   Amount                Amount                Amount
                                         Paid       Waived       Paid        Waived      Paid      Waived      Paid      Waived
                                        ------     --------     ------      --------    ------    --------    ------    --------
Balanced Fund                          $759,593    $91,732     $767,123    $100,424    $255,346   $29,410     $342,000      N/A
Growth Fund                          $1,104,261   $130,302     $669,261     $85,839    $204,315   $22,032          N/A      N/A
Income Equity Fund                     $882,395   $347,294     $847,789     $94,199    $605,282   $17,907          N/A      N/A
International Equity Fund              $158,476    $19,015     $119,187     $13,243         N/A       N/A      $60,000      N/A
Value Momentum Fund                  $1,442,857   $173,280   $1,185,633    $131,737    $298,886   $22,063     $336,000      N/A
Bond Fund                              $483,115    $57,393     $213,585     $23,732    $101,712   $25,352          N/A      N/A
California Intermediate Tax-Free
  Bond Fund                            $280,016    $34,065     $117,410     $15,796     $11,833    $2,604      $13,000      N/A
Intermediate-Term Bond Fund            $437,519    $53,103     $310,986     $34,554    $118,137    $8,143     $179,000      N/A
100% U.S. Treasury Money Market
  Fund                               $1,904,751   $230,235   $1,715,929    $190,659    $815,457   $45,215          N/A      N/A
California Tax-Free Money Market
  Fund                               $1,030,037   $124,574     $832,681     $92,520    $207,633   $15,291     $164,000      N/A
Diversified Money Market Fund        $4,312,435   $522,306   $3,750,316    $416,702  $1,141,740   $88,254   $1,163,000      N/A
U.S. Government Money Market Fund      $769,550    $92,037     $543,971     $60,441    $439,141   $14,294          N/A      N/A


         The Administration Agreement became effective on February 15, 1997 and was automatically renewed for a one year term on July 31, 1999. Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement, as amended, will continue in effect until July 31, 2000. The Administration Agreement thereafter shall be renewed automatically for successive annual terms. The Administration Agreement is terminable at any time with respect to a particular Fund or HighMark Funds as a whole by either party without penalty for any reason upon 90 days' written notice by the party effecting such termination to the other party.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by HighMark Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         The Administration Agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the Administration Agreement by the appointment of a subcontractor and the Administrator shall be responsible to HighMark Funds for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Fund resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and HighMark Capital Management, Inc., HighMark Capital Management, Inc. will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.05% of each Fund's average daily net assets.

GLASS-STEAGALL ACT

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complies with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         The Adviser and the Sub-Advisers believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreements. Union Bank of California, N.A. also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Advisers, the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Adviser and the Sub-Advisers and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

SHAREHOLDER SERVICES PLANS

         HighMark Funds has adopted two Shareholder Services Plans, one for Fiduciary Class and Class A Shares, one for Class B Shares (collectively, the "Services Plans") pursuant to which a Fund is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include Bank of Tokyo-Mitsubishi Trust Company, Union Bank of California, N.A., or their respective affiliates, that agree to provide certain shareholder support services for their customers or account holders (collectively, "customers") who are the beneficial or record owners of Shares of a Fund. In consideration for such services, a Service Provider is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of Shares of a Fund, pursuant to each plan. A service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of 0.10% of average daily net assets for the Fiduciary and Class A Shares of the Income Equity Fund, Growth Fund, International Equity Fund, Small Cap Value Fund, Balanced Fund, Value Momentum Fund, and Core Equity Fund; 0.03% for the Class A Shares of the Intermediate-Term Bond Fund, 0.01% for the Fiduciary and Class A Shares of the Bond Fund, and 0.00% for the Class A Shares of the California Intermediate Tax-Free Bond Fund and 0.00% for the Fiduciary and Class A Shares of the 100% U.S. Treasury Money Market Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund and U.S. Government Money Market Fund.

         The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of a Fund.

         As authorized by the Services Plans, HighMark Funds may enter into a Servicing Agreement with a Service Provider pursuant to which the Service Provider has agreed to provide certain shareholder support services in connection with Shares of one or more of the Funds. Such shareholder support services may include, but are not limited to, (i) maintaining Shareholder accounts; (ii) providing information periodically to Shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to Shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from Shareholders concerning their investments in Shares; (vi) forwarding Shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Shareholders; (vii) processing purchase, exchange and redemption requests from Shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting Shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by Shareholders; (x) processing dividend payments from HighMark

Funds on behalf of the Shareholders; and (xi) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

SHAREHOLDER SERVICING AGREEMENT

         HighMark Capital Management, Inc., HighMark Funds and the California Department of Personnel have entered into a shareholder servicing agreement pursuant to which HighMark Capital Management is to pay compensation to the California Department of Personnel for providing certain shareholder support services to plan participants in the State of California Savings Plus Program ("Plan Participants") who are the beneficial or record owners of Shares of the Fund. In consideration for such services, the California Department of Personnel is compensated by the Adviser at an annual rate of 0.10% on net assets of the Value Momentum Fund held in the Thrift Plan and Deferred Compensation Plan in the State of California Savings Plus Program.

         The servicing agreement adopted requires the California Department of Personnel to perform certain shareholder support services as set forth in the Servicing Agreement with respect to the beneficial or record owners of Class I Shares of the Value Momentum Fund.

         California Department of Personnel has agreed to provide certain shareholder support services in connection with the Class I Shares of the Value Momentum Fund. Such shareholder support services may include, but are not limited to, (i) maintaining separate records for each Plan Participant with respect to the Value Momentum Fund, which records shall reflect shares purchased and redeemed and share balances, (ii) transmitting to the Value Momentum Fund purchase and redemption orders on behalf of Plan Participants, (iii) preparing and transmitting to Plan Participants periodic account statements showing the total number of shares owned by them as of the statement closing date, purchases and redemptions of Fund shares by the plan participant during the period covered by the statement and the dividends and other distributions paid to the plan participant during the statement period (whether paid in case or reinvested in Fund shares), and (iv) transmitting to plan participants proxy materials, reports and other information required to be sent to shareholders under the federal securities laws received by the California Department of Personnel from the Value Momentum Fund.

EXPENSES

         HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HighMark Capital Management, Inc., Union Bank of California, SEI Investments Mutual Funds Services or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, serves as distributor to the Funds pursuant to a distribution agreement dated February 15, 1997 between HighMark Funds and the Distributor for the Fiduciary Class and Class A Shares, and pursuant to a distribution agreement dated June 18, 1997 between HighMark Funds and the Distributor for Class B Shares (collectively, the "Distribution Agreements").

         Unless terminated, the Distribution Agreements will continue in effect until July 31, 1999 and from year to year thereafter if approved at least annually (i) by HighMark Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of HighMark Funds, and (ii) by the vote of a majority of the Trustees of HighMark Funds who are not parties to the Distribution Agreements or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreements, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements are terminable without penalty, on not less than sixty days' notice by HighMark Funds' Board of Trustees, by vote of a majority of the outstanding voting securities of HighMark Funds or by the Distributor. The Distribution Agreements terminate in the event of their assignment, as defined in the 1940 Act.

         THE DISTRIBUTION PLANS. Pursuant to HighMark Funds' Distribution Plans, each Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to that Fund's Class A Shares, pursuant to the Class A Distribution Plan, and seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund's Class B Shares, pursuant to the Class B Distribution Plan, seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund's Class C Shares, pursuant to the Class C Distribution Plan and fifty-five one-hundredths of one percent (0.55%) of the average daily net assets attributable to that Fund's Class S Shares, pursuant to the Class S Distribution Plan. The Distributor has agreed to waive its fees to 0.00% of the average daily net assets of the Intermediate-Term Bond Fund, the Bond Fund and the California Intermediate Tax-Free Bond Fund.

         For the fiscal year ended July 31, 1999, the Distributor received the following distribution fees with respect to the sale of Class A Shares and Class B Shares from the following Funds:

Fund                                        Class a Shares    Class B Shares
----                                        --------------    --------------
Balanced Fund                                    $27,356          $14,665
Growth Fund                                      $44,934          $39,007
Income Equity Fund                               $50,117          $20,020
Value Momentum Fund                              $85,954          $42,427
Small Cap Value                                     $576           $1,312
100% U.S. Treasury Money Market Fund          $2,205,542             $N/A
California Tax-Free Money Market Fund           $902,153             $N/A
Diversified Money Market Fund                 $3,351,109             $N/A
U.S. Government Money Market Fund               $336,568             $468

*Class C and Class S Shares were not offered as of July 31, 1999.

         The Distributor may use the distribution fee applicable to a Fund's Class A, Class B, Class C and Class S Shares to provide distribution assistance with respect to the sale of the Fund's Class A, Class B, Class C and Class S Shares or to provide Shareholder services to the holders of the Fund's Class A, Class B, Class C and Class S Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of a Fund's Class A, Class B, Class C and Class S Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services to their customers owning a Fund's Class A, Class B, Class C and Class S Shares. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include Union Bank of California, its subsidiaries and its affiliates.

         Participating Organizations may charge customers fees in connection with investments in a Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in a Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

         The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to a Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees will lower such Fund's expenses, and thus increase such Fund's yield and total returns, during the period such voluntary reductions are in effect.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, Class C or Class S Shares of that Fund. The Distribution Plans may be amended by vote of HighMark Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of that Fund's Retail Shareholders. HighMark Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

         Each Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not interested persons of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of such disinterested persons.

TRANSFER AGENT AND CUSTODIAN SERVICES

         State Street Bank and Trust Company performs transfer agency services for the Funds pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the "Transfer Agency Agreement"). As each Fund's transfer agent,

State Street Bank and Trust Company processes purchases and redemptions of each Fund's Shares and maintains each Fund's Shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a Shareholder's account.

         Under the Transfer Agency Agreement, HighMark Funds has agreed to pay State Street Bank and Trust Company annual fees at the rate of $18,000 per Retail class/per Fund. The Distributor has agreed to pay State Street Bank and Trust Company annual fees at the rate of

$15,000 per Fiduciary class/per Fund. In addition, there will be an annual account maintenance fee of $25.00 per account and IRA Custodial fees totaling $15.00 per account, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. HighMark Funds intends to charge transfer agency fees across the HighMark Funds as a whole. State Street Bank and Trust Company may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to a Fund to increase the Fund's net income available for distribution as dividends.

         Union Bank of California, N.A. serves as custodian to the Funds pursuant to a custodian agreement with HighMark Funds dated as of December 23, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments.

         Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank of California a domestic custodian fee with respect to each Fund at an annual rate of 0.01% of the Fund's average daily net assets, with an annual minimum fee of $2,500 per Fund, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on a transaction basis. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to a Fund to increase the Fund's net income available for distribution as dividends.

         The financial statements of HighMark Funds for the period ended July 31, 1999, incorporated by reference into this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent accountants, as set forth in their report also incorporated by reference into this Statement of Additional Information, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.

LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to HighMark Funds and will pass upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of fourteen series of Shares, representing units of beneficial interest in the Growth Fund, the Income Equity Fund, the Balanced Fund, the Value Momentum Fund, the Core Equity Fund, the International Equity Fund, the Small Cap Value Fund, the Bond Fund, the Intermediate-Term Bond Fund, the California Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund, and the California Tax-Free Money Market Fund. Pursuant to a Multiple Class Plan on file with the Securities and Exchange Commission permitting the issuance and sale of six classes of Shares in selected Funds, Shares of such Funds have been divided into six classes of Shares, designated Class A, Class B, Class C and Class S Shares (collectively, "Retail Shares"), Class I Shares and Fiduciary Shares. The Trustees of HighMark Funds have determined that currently no conflict of interest exists between the Class A, Class B, Class C and Class S shares. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the Investment Company Act of 1940, as amended (the "1940 Act"), and state laws, will seek to ensure that no such conflict arises.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of HighMark Funds, Retail and Fiduciary shareholders are entitled to receive the net assets of the Fund attributable to each class.

         As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to particular Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

         Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of HighMark Funds voting without regard to series.

         Although not governed by Rule 18f-2, Retail Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds' Declaration of Trust, as amended, provides that Shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

         The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

THE REORGANIZATION OF THE IRA FUND AND HIGHMARK FUNDS

         As of June 23, 1988, pursuant to an Agreement and Plan of Reorganization between the IRA Fund, HighMark Funds, and The Bank of California, substantially all of the assets of the IRA Fund's Income Equity Portfolio, and Bond Portfolio were transferred to HighMark Funds' Income Equity Fund, and Bond Fund, respectively, in exchange for such Fund's Shares, and substantially all of the assets of the IRA Fund's Short Term Portfolio were transferred to one or more of HighMark Funds' Money Market Funds in exchange for Shares of such Money Market Fund or Funds. Prior to June 23, 1988, the aggregate total return and average annual total return of the Bond Fund and Income Equity Fund reflect the aggregate total return and average annual total return of the IRA Fund Bond Portfolio and the IRA Fund Income Equity Portfolio, respectively. The IRA Fund Bond Portfolio and the IRA Fund Income Equity Portfolio both received investment advice from the same division of the Bank of California subsequently known as Pacific Alliance Capital Management and eventually reorganized as HighMark Capital Management, Inc. and had investment objectives, policies and restrictions substantially similar to those of the Bond Fund and the Income Equity Fund, respectively. However, potential investors should be aware that both the nature and amount of fees and expenses of the IRA Fund Bond Portfolio and the Bond Fund and those of the IRA Fund Income Equity Portfolio and the Income Equity Fund differ.

CALCULATION OF PERFORMANCE DATA

         From time to time, articles relating to the performance, rankings, and other investment characteristics of mutual funds and their investment advisers, including the Funds and the Adviser, may appear in national, regional, and local publications. In particular, some publications may publish their own rankings or performance reviews of mutual funds and their investment advisers, including the Funds and the Adviser. Various mutual fund or market indices may also serve as a basis for comparison of the performance of the Funds with other mutual funds or mutual fund portfolios with comparable investment objectives and policies. In addition to the indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, references to or reprints from the following publications may be used in HighMark Funds' promotional literature: IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, Morningstar, Lipper, Inc., CDA/Wiesenberger Investment Company Services, SEI Investments, Callan Associates, Wilshire Associates, MONEY Magazine, Pension and Investment Age, Forbes, BusinessWeek, Smart Money, American Banker, Fortune Magazine, Worth, Institutional

Investor, Barron's National Business & Financial Weekly, Investor's Business Daily, Barron's, Pensions and Investments, Investment News, America Online, The Wall Street Journal, New York Times, San Francisco Chronicle and Examiner, Los Angeles Business Journal, Los Angeles Times, USA Today, Sacramento Bee, Seattle Times, Seattle Daily Journal of Commerce, Seattle Post/Intelligence, Seattle Business Journal, Tacoma New Tribune, Bellevue Journal-American, The Oregonian, Puget Sound Business Journal, Portland Chamber of Commerce and Portland Daily Journal of Commerce/Portland Business Today. Shareholders may call toll free 1-800-433-6884 for current information concerning the performance of each of the Funds.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within HighMark Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds. In addition, the California Tax- Free Fund may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         The 7-day yield of each class of Shares of a Fund was computed by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of that class over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The 7-day effective yield of each class of Shares of a Fund represents a compounding of the yield of that class by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

         The yield and effective yield for the seven-day period ending July 31, 1999, for the Money Market Funds are shown below:

                                                       Yield                          Effective Yield
                                            ---------------------------         --------------------------
                                            Class A  Class B  Fiduciary         Class A  Class B  Fiduciary
                                            -------  -------  ---------         -------  -------  ---------
100% U.S. Treasury Money Market Fund          4.09%       --     4.34%           4.17%       --      4.43%
California Intermediate Tax-Free


                                      -84-

Money Market Fund                             2.16%       --     2.41%           2.18%       --      2.44%
Diversified Money Market Fund                 4.39%       --     4.63%           4.48%       --      4.71%
U.S. Government Money Market Fund             4.31%    3.56%     4.55%           4.40%    3.62%      4.66%

*No performance information is presented for Class S Shares because they had commenced operations as of July 31, 1999.

         The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

     Standardized Yield = 2 [(a-b + 1)(6) - 1]
                                --
                                 cd

The symbols above represent the following factors:

a =      dividends and interest earned during the 30-day period.
b =      expenses accrued for the period (net of reimbursements).
c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. Because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ.

         The yield and effective yield for the 30-day period ending July 31, 1999, for the Money Market Funds and Fixed Income Funds are shown below:

                                                       Yield                          Effective Yield
                                            ---------------------------         --------------------------
                                            Class A  Class B  Fiduciary         Class A  Class B  Fiduciary
                                            -------  -------  ---------         -------  -------  ---------
100% U.S. Treasury Money Market Fund          4.04%       --     4.29%           4.12%       --      4.38%
California Intermediate Tax-Free Money
 Market Fund                                  2.10%       --     2.35%           2.12%       --      2.38%
Diversified Money Market Fund                 4.35%       --     4.60%           4.45%       --      4.71%
U.S. Government Money Market Fund             4.28%    3.53%     4.53%           4.37%     3.59      4.63%

Bond Fund                                     5.67%       --     5.85%              --       --         --
California Intermediate Tax-Free Bond Fund    3.90%       --     4.02%              --       --         --
Intermediate Term Bond Fund                   5.69%       --     5.86%              --       --         --

         The tax-equivalent yield of each class of Shares of the California Tax-Free Fund was computed by dividing that portion of the yield of that class that is tax-exempt by 1 minus the stated income tax rate (or rates) and adding the product to that portion, if any, of the yield of the Class that is not tax-exempt. The tax-equivalent effective yield of each class of Shares was computed by dividing that portion of the effective yield of that class which is tax-exempt by 1 minus the stated income tax rate (or rates) and adding to that portion, if any, of the effective yield of that class that is not tax-exempt.

         The tax-equivalent yield and tax-equivalent effective yield for the California Tax-Free Money Market Fund for the 7-day and 30-day periods ended July 31, 1999 are shown below:

                                            Tax-Equivalent                Tax-Equivalent
                                                Yield                     Effective Yield
                                         ------------------               ---------------
                                        Class A      Fiduciary        Class A      Fiduciary
                                        -------      ---------        -------      ---------
Using a 39.6% Fed.  Income Tax Rate
-----------------------------------
 a.  7-day                                3.58%          3.99%          3.61%          4.04%
 b.  30-day                               3.48%          3.89%          3.51%          3.94%

Using a 39.6% Fed.  Income Tax
Rate and 11% Cal.  Personal
Income Tax Rate
--------------------
 a.  7-day                                4.37%          4.88%          4.41%          4.94%
 b.  30-day                               4.25%          4.76%          4.29%          4.82%

         The tax-equivalent yield for the California Intermediate Tax-Free Bond Fund for the 30-day period ended July 31, 1999 is shown below:

                                            Tax-Equivalent
                                                Yield
                                             -----------
                                        Class A        Fiduciary
                                        -------        ---------
Using a 39.6% Fed.  Income Tax Rate       6.46%           6.66%

Using a 39.6% Fed.  Income Tax
Rate and 11% Cal.  Personal
Income Tax Rate                           7.89%           8.14%

         Each Fund's respective average annual total return over periods of 1, 5 and 10 years (up to the life of Fund or Class) was calculated by determining the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period (utilizing, when appropriate, performance information from the applicable IRA Fund Portfolio prior to June 23, 1988) that would equate the initial amount invested to the ending redeemable value of the investment; in the case of the average annual total return, this amount (representing the Fund's total return) was then averaged over the relevant number of years. Specifically, these rates of return are calculated pursuant to the following formula: P(1 +
T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction o a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions.

         The performance figures relating to the Class A Shares and Class B Shares reflect the sales charge and distribution fees to which each Class is subject. Because only Class A Shares and Class B Shares bear the expense of the fee, if any, under the Distribution Plan and a sales charge, total return and yield relating to a Fund's Class A Shares and Class B Shares will be lower than that relating to the Funds' Fiduciary Shares. No performance information for Class C Shares and Class I Shares is presented because they had not commenced operations as of July 31, 1999.

         The average total return for the Class A Shares of each Fund, computed as of July 31, 1999, is shown in the table below:

                  Average Annual Total Return - Class A Shares

                        Fund/Class
                       Commencement       One     Five       Ten    Life of
Fund Name              of Operations      Year              Years                  Years                   Fund
---------              -------------     ----------------   ---------------    --------------        ----------------
                                         With    Without    With    Without    With       Without    With     Without
                                         Sales   Sales      Sales   Sales      Sales      Sales      Sales    Sales
                                         Load*   Load       Load*   Load       Load*      Load       Load*    Load
                                         ----    ----       ----    ----       ----       ----       ----     ----
Balanced Fund             11/13/92       4.70%   9.64%      13.98%  15.04%     --         --         12.08%   12.84%
Growth Fund               06/20/94       11.64%  16.92%     23.41%  24.55%     --         --         22.93%   24.05%
Income Equity Fund        06/20/94       8.79%   13.94%     18.52%  19.61%     13.23%(1)  13.75%(1)  18.29%   19.36%
Small Cap Value Fund      09/17/98       --      --         --      --         --         --         19.62%   25.24%
Value Momentum Fund       04/02/94       7.70%   12.79%     0.36%   21.46%     --         --         16.83%   17.56%
Bond Fund                 06/20/94       -1.51%  1.52%      6.09%   6.73%      6.47%(2)   6.79%(2)   6.00%    6.62%
California Intermediate
 Tax-Free Bond Fund       10/15/93       0.44%   3.55%      5.51%   6.16%      --         --         4.02%    4.57%
Intermediate-Term Bond
 Fund                     02/03/92       -0.49%  2.60%      5.51%   6.16%      --         --         5.71%    6.13%
100% U.S. Treasury
 Money Market Fund        12/01/90       --      4.17%      --      4.59%      --         4.69%(3)   --       4.20%
California Tax-Free
 Money Market Fund        06/25/91       --      2.34%      --      2.80%      --         --         --       2.62%
Diversified Money Market
 Fund                     05/28/91       --      4.52%      --      4.85%      --         --         --       4.36%
U.S. Government Money
 Market Fund              12/01/90       --      4.39%      --      4.74%      --         4.79%(4)   --       4.31%

* Reflects maximum sales charge (4.50% for the Equity Funds and 3.00% for the Fixed Income Funds).

(1) Prior to 6/20/94, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 2/9/84. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(2) Prior to 6/20/94, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 2/15/84. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Prior to 12/1/90, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 8/10/87. The performance of Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) Prior to 12/1/90, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 8/10/87. The performance of Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

The average total return for the Class B Shares of each Fund, computed as of July 31, 1999, is shown in the table below:

                                   Average Annual Total Return - Class B Shares

                        Fund/Class
                       Commencement       One     Five       Ten    Life of
Fund Name              of Operations      Year              Years                  Years                   Fund
---------              -------------     ----------------   -----------------    --------------        ----------------
                                         With    Without    With      Without    With       Without    With     Without
                                         Sales   Sales      Sales     Sales      Sales      Sales      Sales    Sales
                                         Load*   Load       Load*     Load       Load*      Load       Load*    Load
                                         ----    ----       ----      ----       ----       ----       ----     ----
Balanced Fund             02/02/98       3.91%   8.91%      14.74%(1) 14.97%(1)  --         --         4.79%    7.39%
Growth Fund               02/02/98       11.26%  16.26%     24.20%(2) 24.37%(2)  --         --         18.46%   20.92%
Income Equity Fund        02/02/98       8.29%   13.25%     19.21%(3) 19.41%(3)  13.65%(3)  13.65%(3)  10.83%   13.37%
Small Cap Value Fund      02/02/98       --      --         --        --         --         --         19.60%   24.60%
Value Momentum Fund       02/02/98       6.89%   11.89%     21.14%(4) 21.32%(4)  --         --         6.67%    9.26%
U.S. Government Fund      02/02/98
Money Market Fund         02/02/98       3.62%   -1.38%     4.58%(5)  4.24%(5)   4.71%(5)   4.71%(5)   3.85%    1.19%

* Reflects maximum CDSC of 5.00%.

(1) Prior to 11/13/92, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(2) Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 11/18/93. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/9/84. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) Prior to 4/2/92, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(5) Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 8/10/87. The performance of Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

The average total return for the Fiduciary Shares of each Fund, computed as of July 31, 1999, is shown in the table below:

                                  Average Annual Total Return - Fiduciary Shares

                          Fund/Class
                          Commencement            One                Five              Ten                 Life of
Fund Name                 of Operations           Year               Years             Years               Fund
---------                 --------------          ----               -----             -----               ----
Balanced Fund             02/01/91                9.96%              15.26%            --                  12.82%
Growth Fund               11/18/93                17.24%             24.68%            --                  20.95%
Income Equity Fund        02/09/84                14.23%             19.72%            13.80%              15.81%
International Equity Fund 02/01/95                5.90%              --                --                  6.16%
Small Cap Value Fund      09/17/98                --                 --                --                  25.54%
Value Momentum Fund       02/01/91                13.08%             21.69%            --                  17.50%
Bond Fund                 02/15/84                1.60%              6.72%             6.86%               8.84%
California Intermediate
 Tax-Free Bond Fund       10/15/93                3.54%              6.19%             --                  4.61%
Intermediate-Term Bond
 Fund                     02/01/91                2.60%              6.16%             --                  7.02%
100% U.S. Treasury
 Money Market Fund        08/10/87                4.43%              4.71%             4.75%               5.23%
California Tax-Free
 Money Market Fund        06/10/91                2.59%              3.10%             --                  2.94%
Diversified Money Market
 Fund                     02/02/91                4.78%              5.10%             --                  4.66%
U.S. Government Money
 Market Fund              08/10/87                4.64%              4.87%             4.85%               5.34%

        Prior to June 23, 1988 (the date on which the Income Equity Fund and the Bond Fund commenced operations as a result of the reorganization involving the IRA Fund Income Equity Portfolio and the IRA Fund Bond Portfolio, respectively, as described under "ADDITIONAL INFORMATION - The Reorganization of the IRA Fund and HighMark Funds" above), the total return and average annual total return of the Income Equity Fund and the Bond Fund reflects the total return and average annual total return of the IRA Fund Income Equity Portfolio, and the IRA Fund Bond Portfolio, respectively. Each IRA Fund Portfolio received investment advice from the same division of the Bank of California subsequently known as Pacific Alliance Capital Management and then reorganized as HighMark Capital Management, Inc, and had substantially similar investment objectives, policies, and restrictions of the Fund into which it was reorganized. However, potential investors in the Income Equity Fund, and the Bond Fund should be aware that both the nature and amount of fees and expenses of the IRA Fund Income Equity Portfolio, and the IRA Fund Bond Portfolio differ from the Fund into which the respective IRA

Fund Portfolios were reorganized. See "Management of HighMark Funds - Investment Adviser" and the Statements of Operations in the Financial Statements with respect to the Income Equity Fund, and the Bond Fund and the IRA Fund Income Equity Portfolio, and the IRA Fund Bond Portfolio for the applicable period ended July 31, 1989 and June 22, 1988 contained in this Statement of Additional Information.

         Because each class of Shares of a Fund has different sales charge structures and differing distribution and shareholder servicing fees, the performance of each class will differ. All performance information presented is based on past performance and does not predict future performance.

MISCELLANEOUS

         Prior to April 28, 1997, the California Tax-Free Money Market Fund, the Value Momentum Fund, the International Equity Fund, the Intermediate-Term Bond Fund, and the California Intermediate Tax-Free Bond Fund were Stepstone Funds. Prior to operating as HighMark Funds, each Fund had a fiscal year end of January 31 (rather than July 31). Most of the financial and investment information (e.g., fees paid to service providers and portfolio turnover) presented in this Statement of Additional Information and in the Prospectuses is based on a Fund's fiscal year end. Each of these Funds is the accounting survivor of a reorganization of two mutual funds. All fees paid by these Funds (or sub-advisory fees paid with respect to these Funds) for a fiscal year end of January 31 represent the fees paid by the accounting survivor prior to the reorganization. As a result, for each of these Funds, and for the Diversified Money Market Fund and the Balanced Fund, for the fiscal year ended July 31, 1997, the financial and investment information is provided for the period February 1, 1997 through July 31, 1997. Therefore, for these Funds for each prior fiscal year, the financial and investment information is provided for the period February 1 through January 31.

         For all of the other Funds information for a fiscal year is provided for the period August 1 through July 31 (or such other shorter period if the Fund began operations after August 1).

         Shareholders are entitled to one vote for each Share held in a Fund as determined on the record date for any action requiring a vote by the Shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the Shareholders of a particular series or particular class, and (ii) only Retail Shares will be entitled to vote on matters submitted to a Shareholder vote relating to the Distribution Plan. HighMark Funds is not required to hold regular annual meetings of Shareholders, but may hold special meetings from time to time.

         HighMark Funds' Trustees are elected by Shareholders, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of

Shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         HighMark Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of HighMark Funds.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The 1999 Annual Report to Shareholders of HighMark Funds is incorporated herein by reference. This Report includes audited financial statements for the fiscal year ended July 31, 1999. Upon the incorporation by reference herein of such Annual Report, the opinion in such Annual Report of independent accountants is incorporated herein by reference and such Annual Report's financial statements are incorporated by reference herein in reliance upon the authority of such accountants as experts in auditing and accounting.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

         No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

         As of January 24, 2000, HighMark Funds believes that the trustees and officers of HighMark Funds, as a group, owned less than one percent of the Shares of any Fund of HighMark Funds. As of January 24, 2000, HighMark Funds believes that there was no person who beneficially owned more than 25% of the Class A, Class B or Class C Shares of any Fund.

         As of January 24, 2000, HighMark Funds believes that Union Bank of California was the shareholder of record of 87.52% of the Fiduciary Shares of the Growth Fund, 84.99% of the Fiduciary Shares of the Income Equity Fund, 98.77% of the Fiduciary Shares of the Balanced Fund, 65.01% of the Fiduciary Shares of the Bond Fund, 99.48% of the Fiduciary Shares of the Intermediate-Term Bond Fund, 99.69% of the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund, 95.34% of the Fiduciary Shares of the Value Momentum Fund, 98.15% of the Fiduciary Shares of the Small Cap Value Fund, 96.47% of the Fiduciary Shares of the U.S. Government Money Market Fund, 97.46% of the Fiduciary Shares of the Diversified Money Market Fund, 99.30% of the Fiduciary Shares of the 100% U.S. Treasury Money Market Fund and 99.81% of the Fiduciary Shares of the California Tax-Free Money Market Fund.

         As of January 24, 2000, HighMark Funds believes that Union Bank of California had investment authority with respect to 43.16% of the Growth Fund Fiduciary Shares, 49.91% of the Income Equity Fund Fiduciary Shares, 51.70% of the Balanced Fund Fiduciary Shares, 51.61% of the Bond Fund Fiduciary Shares, 62.26% of the Value Momentum Fund Fiduciary Shares, 77.46% of the International Equity Fund Fiduciary Shares, 96.55% of the Small Cap Value Fund Fiduciary Shares, 88.21% of the Intermediate-Term Bond Fund, 97.35% of the California Intermediate Tax-Free Bond Fund, 11.85% of the 100% U.S. Treasury Money Market Fund, 48.60% of the California Tax-Free Money Market Fund, 16.41% of the Diversified Money Market Fund, and 11.99% of the U.S. Government Money Market Fund.

         The table below indicates each additional person known by HighMark Funds to own of record or beneficially 5% or more of the Shares of the following Funds of HighMark Funds as of January 24, 2000.

                                5% OR MORE OWNERS


                         BALANCED FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Ty & Wei Chen Yeh TTEE                                                 8.19%
Yeh Family Trust
U/A 9/11/91 2048 Studebaker Rd.
Long Beach, CA 90815-3539

                         BALANCED FUND - CLASS C SHARES


         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

HighMark Capital Management                                            86.11%
445 S. Figueroa Street
Los Angeles, CA  90071-1602

SEI Investments                                                        8.84%
SEED Account
530 E. Swedesford Road
Wayne, PA  19087-1607

                        BALANCED FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

Nissan 401(k) Plan                                                     5.33%
Attn: Virginia King
P.O. Box 191
Gardena, CA 90248-0191

Nummi Hourly Retirement Plan                                           10.60%
Attn: Paige Kanisberg
45500 Fremont Blvd.
Fremont, CA 94538

NEC Savings Plan                                                        9.69%
8 Old Sod Farm Road
Melville, NY 11747


                                      -93-

Union Bank of California Retirement Plan                               10.92%
350 California Street
San Francisco, CA 94104

Union Bank of California 401(k) Plan                                   11.12%
350 California Street
San Francisco, CA 94104

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                         80.79%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 120109
San Diego, CA 92112-0109

American Express Trust Company                                         9.69%
As Agent for NEC Savings and
Retirement Plan
Attn:  Nancy Jendro Trust Operation
P.O. Box 534
Minneapolis, MN  55440-0534

PFTC Trustee Nissan Empl. Sav. Plan                                    5.33%
Putnam Investments
Nissan Motor Corporation
Location 31
P.O. Box 9740
Providence, RI  02940-9740

                          GROWTH FUND - CLASS C SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

First Union Bank Securities, Inc.                                      54.43%
FBO David W. Kaney IRA
111 East Kilbourn Avenue
Milwaukee, WI  53202-6611

Donaldson Lufkin Jenrette                                              34.48%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052




                                      -94-

First Union Securities, Inc.                                                    8.98%
Jerry E. Gale
111 East Kilbourn Avenue
Milwaukee, WI  53202-6611

                         GROWTH FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California Retirement Plan                               11.52%
350 California Street
San Francisco, CA 94104

Union Bank of California 401(k) Plan                                   14.39%
350 California Street
San Francisco, CA 94104

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                         85.81%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 84584
San Diego, CA  92138-4584

BOTT Pension                                                           10.58%
c/o Bank of Tokyo Trust Company
Attn:  Dennis Demetropoulos
1251 Avenue of the Americas, Fl. 10
New York, NY  10020-1104

                       INCOME EQUITY FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

The Jackson Family Foundation                                          6.52%
Attn: Claire Grabowski
421 Aviation Blvd.
Santa Rosa, CA 95403-1069


                                      -95-

                       INCOME EQUITY FUND - CLASS C SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

HighMark Capital Management                                            85.52%
445 S. Figueroa Street
Los Angeles, CA  90071-1602

SEI Investments                                                        9.18%
SEED Account
530 E. Swedesford Road
Wayne, PA  19087-1607

                      INCOME EQUITY FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California 401(k) Plan                                   13.45%
350 California Street
San Francisco, CA 94104

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                         81.08%
c/o Union Bank
Attn: Kathleen Heilman
P.O. Box 120109
San Diego, CA 92112-0109

                   INTERNATIONAL EQUITY FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Donaldson Lufkin Jenrette                                              98.17%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052


                                      -96-

                   INTERNATIONAL EQUITY FUND - CLASS B SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Sergey Tikhomirov                                                      17.67%
c/o Gary Dunn CPA
1690 West Shaw, Suite 210
Fresno, CA  93711-3516

State Street Bank & Trust Co.                                          11.96%
Cust. for The IRA of
FBO Barbara A. Vestal
6943 Lake Drive, Apt. F
Dublin, CA  94568-3412

Donaldson Lufkin Jenrette                                              10.34%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Sergey Tikhomirov                                                      9.31%
c/o Gary Dunn CPA
1690 West Shaw, Suite 210
Fresno, CA  93711-3516

c/o Std. Commun.                                                       8.02%
Ken Ungar
P.O. Box 92151
Los Angeles, CA  90009-2151

                   INTERNATIONAL EQUITY FUND - CLASS C SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

HighMark Capital Management                                            86.53%
445 S. Figueroa Street
Los Angeles, CA  90071-1602

SEI Investments                                                        8.69%
SEED Account
530 E. Swedesford Road
Wayne, PA  19087-1607



                                      -97-

                  INTERNATIONAL EQUITY FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

UBOC Retirement Plan                                                   59.49%
350 California Street
San Francisco, CA 94104

Nummi Hourly Retirement Plan                                           6.88%
Attn: Paige Kenisberg
45500 Fremont Blvd.
Fremont, CA 94538

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

The Equitable Life Assurance                                           5.88%
Society of the United States
1290 Avenue of the Americas
12th Floor
Attn: Rosemarie Shomstein
New York, NY 10104-0101

AXA Banque                                                             8.02%
372 Rue Saint Honore
75040 Paris Cedex 01 France

Lane & Company                                                         78.54%
c/o Union Bank of California
Attn: Kathleen Heilman
P. O. Box 85484
San Diego, CA 92186-5484

                      SMALL CAP VALUE FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

State Street Bank & Trust                                               7.07%
Cust for the IRA of
Harold A.  Hunter
480 Oak Grove Drive, Apt.  104
Santa Clara, CA 95054-3531



                                      -98-

Union Bank Cust.                                                       24.59%
IRA of Robert S. Butler
Personalized IRA Rollover
650 Club View Drive
Los Angeles, CA  90024-2624

Barbara & Andrew Leigh Family                                          10.20%
Andrew M. Leigh
U/A 11/08/1994
15961 Royal Oak Road
Encino, CA  91436-3911

                      SMALL CAP VALUE FUND - CLASS B SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

BOTT Pension                                                           28.15%
c/o Bank of Tokyo Trust Company
Attn:  Dennis Demetropoulos
1251 Avenue of the Americas, Fl. 10
New York, NY  10020-1104

Donaldson Lufkin Jenrette                                              6.67%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

                      SMALL CAP VALUE FUND - CLASS C SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Wexford Clearing Services Corp. F                                      80.53%
Sutro & Co., Inc. C/F
Ruth Matulavich
ROTH IRA DTD 12/02/99
3789 E. Edison Street
Tucson, AZ  85716-2900

HighMark Capital Management                                            16.89%
445 S. Figueroa Street
Los  Angeles, CA  90071-1602



                                      -99-

                     SMALL CAP VALUE FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

UBOC Retirement Plan                                                   85.03%
350 California Street
San Francisco, CA 94104

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                         95.25%
c/o Union Bank of CA
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                      VALUE MOMENTUM FUND - CLASS C SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Daniel C. Halsey                                                       46.04%
40 Chappie Street, Apt. 1
Charlestown, MA  02129-1404

Donaldson Lufkin Jenrette                                              29.94%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

First Union Securities, Inc.                                           16.70%
Jerry E. Gale
111 East Kilbourn Avenue
Milwaukee, WI  53202-6611

                     VALUE MOMENTUM FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

UBOC Retirement Plan                                                   10.25%
350 California Street
San Francisco, CA 94104

UBOC 401(k) Plan                                                       9.56%
350 California Street
San Francisco, CA 94104


                                     -100-

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                         92.28%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                      VALUE MOMENTUM FUND - CLASS I SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Mellon Bank NA, Trustee for Dept.                                      70.46%
of Personnel Admin. of St. of CA
Attn:  Wally Adebayo
135 Santilli Hwy.
Everett, MA  02149-1906

Mellon Bank NA, Trustee for Dept. of                                   29.54%
Personnel Admin. of St. of CA 401K
Attn:  Wally Adebayo
135 Santilli Hwy.
Everett, MA  02149-1906

                           BOND FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Northwestern Trst. & Advisory Co. TTBE                                 6.17%
1201 3rd Ave., Suite 2010
Seattle, WA 98101-3026

Alice A. Swenning TTEE                                                 5.76%
The Swenning Fam. Trust
U/A 9/23/91 1447 21st Ave.
Kingsburg, CA 93631-2027

                          BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

BTM U.S. Agency Retirement Plan                                         5.61%
1251 Avenue of the Americas
New York, NY 10020


                                     -101-

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                         60.60%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 120109
San Diego, CA 92112-0109

BOTT Pension                                                           33.45%
c/o Bank of Tokyo-Mitsubishi Trust Company
Attn: Dennis Demetropoulos
1251 Avenue of the Americas FL 10
New York, NY 10020-1104

           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Charles Schwab & Co., Inc.                                             23.15%
FBO Exclusive Customers
101 Montgomery St.
San Francisco, CA  94104-4122

Kenneth E. Becker                                                      7.52%
3384 Shady Springs Lake
Mountain View, CA  94040-4581

Marcelino Estrada Muniz TTEE                                           7.97%
Marcelino Estrada Muniz Living
TR of 1998 U/A 11/23/98
2840 D Street
Selma, CA 93662-2903

           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS B SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Sugi Morimoto TTEE                                                     78.64%
The Morimoto Family Trust
U/A 3/20/81
4410 Celeste Street
Santa Ana, CA  92703-1611

Susanna M. Fernandez                                                   20.44%
1119 Gardner Blvd.
San Leondro, CA  94577-2539



                                     -102-

          CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                         100.00%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484


                  INTERMEDIATE-TERM BOND FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services Corp.                                      87.25%
for Exclusive Benefit of our Cust
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

                 INTERMEDIATE-TERM BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                         99.67%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

              100% U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services Corp.                                      99.29%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908




                                     -103-

             100% U.S. TREASURY MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                               91.36%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602

Lane & Company                                                         8.22%
c/o Union Bank of CA
Attn:  Kathleen Heilman
P.O. Box 85484
San Diego, CA  92186-5484

              100% U.S. TREASURY MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services Corp.                                      100.00%
for the Benefit of Our Customers
Church Street Station
P.O. Box 3752
New York, NY  10008-3752

             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services Corp                                       99.93%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

            CALIFORNIA TAX-FREE MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                               99.89%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602


                                     -104-

             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services Corp.                                      100.00%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

                 DIVERSIFIED MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services Corp                                       97.07%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

                DIVERSIFIED MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                               83.76%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602

Lane & Company                                                         15.12%
c/o Union Bank of California
Attn: Kathleen Heilman
PO Box 120109
San Diego, CA 92112-0109

                 DIVERSIFIED MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services Corp.                                      100.00%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752


                                     -105-

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services Corp                                       98.10%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS B SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lakeside Business Center                                               22.89%
Sole Proprietorship
Ronald E. Soderling
1400 N. Bristol Street Suite #150
Newport Beach, CA 97660-2957

Laguna Ridge Business Center                                           15.27%
Sole Proprietorship
Ronald E. Soderling
1400 N. Bristol St. Suite 150
Newport Beach, CA 92650-2957

Park Laguna Hills                                                      15.26%
Sole Proprietorship
Ronald B. Soderling
1400 N. Bristol St. Suite 150
Newport Beach, CA 92660-2957

Robert D. Hidalgo Jr., MD                                              8.78%
Elsie R. Hidalgo
12332 Morningside Lane
Santa Ana, CA  92705-3376

Ken Ungar                                                              8.03%
P.O. Box 92151
Los Angeles, CA  90009-2151

Sachiko Kuwada                                                         7.76%
2 Commodore Dr., #386
Emeryville, CA  94608-1642



                                     -106-

              U.S. GOVERNMENT MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

Watkins Johnson Company                                                9.02%
3333 Hillview Avenue
Palo Alto, CA  94304

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                               97.25%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services Corp.                                      100.00%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

                                    APPENDIX

         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch IBCA, and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change. Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds) Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

        Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

        A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

        AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

        BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Duff:

        AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

        AA+       High credit quality.  Protection factors are strong.
        AA        Risk is modest but may vary slightly from time to
        AA-       time because of economic conditions.
        A+        Protection factors are average but adequate.  However,
        A         risk factors are more variable and greater in periods
        A-        of economic stress.

Description of the three highest long-term debt ratings by Fitch IBCA (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Obligations which have the highest rating assigned by Fitch IBCA. Capacity for timely repayment principal and interest is extremely strong relative to other obligors in the same country.

         AA Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.

         A Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -         Leading market positions in well-established industries.

          -         High rates of return on funds employed.

          - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S.
Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch IBCA's description of its three highest short-term debt ratings:

         Fl Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

         F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'Al' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

         F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

SHORT-TERM DEBT RATINGS

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                              FINANCIAL STATEMENTS

         The Independent Auditors' Report for HighMark Funds for the fiscal year ended July 31, 1999, audited Financial Statements for HighMark Funds for the fiscal year ended July 31, 1999, and unaudited Financial Statements for HighMark Funds for the period ended January 31, 1999 will be incorporated by reference to the Annual and Semi-Annual Reports of HighMark Funds, dated as of such dates, which will be sent to shareholders of each Fund pursuant to the 1940 Act and will be filed with the Securities and Exchange Commission, by subsequent amendment prior to the effectiveness of this amendment to HighMark Funds' registration statement. A copy of each such report may be obtained without charge by contacting the Distributor, SEI Investments Distribution Co. at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456 or by telephoning toll-free at 1-800-734-2922.